R

WEALTH BUILDING OPPORTUNITY

Ohio National Variable Account R

Annual Report

DECEMBER 31, 2007

Ohio National Variable Account R

Ohio National Financial Services

THE OHIO NATIONAL LIFE ASSURANCE COMPANY
ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2007 Ohio National Variable Account R Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account R for 2007 and the prior periods presented. We’re pleased to share these results with you.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

John J. Palmer, FSA
Vice Chairman

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account R. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account R.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include the increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers (to) and from fixed dollar contract and other subaccounts, withdrawals, surrenders and death benefit payments, surrender charges, lapse charges, and cost of insurance and administrative fees. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.:
Equity Subaccount 1,179,102 Shares (Cost $30,517,442)	$34,960,383	$34,960,383
Money Market Subaccount 912,604 Shares (Cost $9,126,043)	9,126,043	9,126,043
Bond Subaccount 386,078 Shares (Cost $4,210,075)	4,416,738	4,416,738
Omni Subaccount 491,697 Shares (Cost $7,816,024)	8,162,167	8,162,167
International Subaccount 1,102,314 Shares (Cost $13,477,584)	15,454,449	15,454,449
Capital Appreciation Subaccount 708,959 Shares (Cost $10,111,412)	14,498,213	14,498,213
Millennium Subaccount 607,624 Shares (Cost $12,956,989)	15,269,582	15,269,582
International Small Co. Subaccount 351,255 Shares (Cost $5,956,072)	9,585,745	9,585,745
Aggressive Growth Subaccount 488,561 Shares (Cost $3,891,719)	4,519,193	4,519,193
Small Cap Growth Subaccount 262,794 Shares (Cost $2,816,159)	3,295,438	3,295,438
Mid Cap Opportunity Subaccount 631,328 Shares (Cost $9,465,825)	14,204,874	14,204,874
S&P 500 Index Subaccount 1,689,751 Shares (Cost $21,971,204)	25,954,580	25,954,580
Blue Chip Subaccount 146,267 Shares (Cost $1,510,791)	1,727,409	1,727,409
High Income Bond Subaccount 365,298 Shares (Cost $3,306,569)	3,536,084	3,536,084
Capital Growth Subaccount 113,690 Shares (Cost $2,191,995)	2,679,667	2,679,667
Nasdaq-100 Index Subaccount 229,187 Shares (Cost $918,353)	1,228,442	1,228,442
Bristol Subaccount 57,659 Shares (Cost $692,660)	808,375	808,375
Bryton Growth Subaccount 37,595 Shares (Cost $406,126)	501,146	501,146
U.S. Equity Subaccount 1,559 Shares (Cost $22,692)	24,080	24,080
Balanced Subaccount 12,644 Shares (Cost $170,767)	185,861	185,861

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.: (continued)
Income Opportunity Subaccount 1,499 Shares (Cost $17,365)	$18,720	$18,720
Target VIP Subaccount 11,785 Shares (Cost $143,263)	144,135	144,135
Target Equity/Income Subaccount 52,995 Shares (Cost $586,323)	635,942	635,942
Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount 278,777 Shares (Cost $6,837,443)	7,365,279	7,365,279
Worldwide Growth Subaccount 118,655 Shares (Cost $4,126,298)	4,192,076	4,192,076
Balanced Subaccount 135,101 Shares (Cost $3,315,804)	4,059,790	4,059,790
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 29,038 Shares (Cost $591,503)	639,716	639,716
Small/Mid Cap Value Subaccount 17,690 Shares (Cost $189,789)	196,000	196,000
Discovery Subaccount 47,232 Shares (Cost $606,103)	949,837	949,837
Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount 263,441 Shares (Cost $3,242,970)	3,300,916	3,300,916
Structured U.S. Equity Subaccount 38,387 Shares (Cost $466,979)	505,172	505,172
Capital Growth Subaccount 48,515 Shares (Cost $512,521)	617,592	617,592
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount 108,751 Shares (Cost $2,454,941)	2,397,961	2,397,961
Lazard Retirement Series Inc.:
Emerging Markets Subaccount 411,781 Shares (Cost $7,824,709)	10,558,072	10,558,072
Small Cap Subaccount 355,830 Shares (Cost $4,603,075)	3,551,180	3,551,180

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Lazard Retirement Series Inc.: (continued)
U.S. Strategic Equity Subaccount 445 Shares (Cost $5,253)	$4,529	$4,529
International Equity Subaccount 39,844 Shares (Cost $567,289)	531,917	531,917
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount 19,002 Shares (Cost $48,467)	67,648	67,648
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 371,279 Shares (Cost $10,802,812)	13,228,686	13,228,686
VIP Contrafund Subaccount 511,773 Shares (Cost $14,882,734)	14,053,288	14,053,288
VIP Growth Subaccount 60,551 Shares (Cost $2,099,436)	2,703,619	2,703,619
VIP Equity-Income Subaccount 92,544 Shares (Cost $2,355,756)	2,181,253	2,181,253
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 86,572 Shares (Cost $1,757,289)	2,256,924	2,256,924
Worldwide Growth Subaccount 75,393 Shares (Cost $2,111,442)	2,641,008	2,641,008
Balanced Subaccount 133,574 Shares (Cost $3,309,678)	4,151,493	4,151,493
International Growth Subaccount 117,898 Shares (Cost $5,714,164)	7,605,572	7,605,572
J.P. Morgan Series Trust II:
Small Company Subaccount 33,169 Shares (Cost $542,479)	532,693	532,693
Mid Cap Value Subaccount 153,890 Shares (Cost $4,153,317)	4,719,821	4,719,821
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 16,711 Shares (Cost $266,636)	272,553	272,553
Investors Growth Stock Subaccount 21,838 Shares (Cost $204,979)	252,669	252,669

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount 65,534 Shares (Cost $440,076)	$492,813	$492,813
Total Return Subaccount 190,175 Shares (Cost $3,800,691)	4,077,357	4,077,357
The Prudential Series Fund Inc.:
Jennison Subaccount 5,794 Shares (Cost $109,491)	134,255	134,255
Jennison 20/20 Focus Subaccount 242,204 Shares (Cost $3,935,938)	3,821,975	3,821,975
UBS Series Trust — Class I:
U.S. Allocation Subaccount 1,190 Shares (Cost $15,047)	18,211	18,211
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 228,544 Shares (Cost $2,832,385)	2,872,801	2,872,801
Total Return Subaccount 376,035 Shares (Cost $3,861,000)	3,944,612	3,944,612
Global Bond Subaccount 100,247 Shares (Cost $1,242,867)	1,281,153	1,281,153
Calvert Variable Series Inc.:
Social Equity Subaccount 16,609 Shares (Cost $256,940)	338,488	338,488
Dreyfus Variable Investment Fund — Service Class:
Appreciation Subaccount 8,459 Shares (Cost $320,262)	377,188	377,188
Royce Capital Fund:
Small-Cap Subaccount 539,787 Shares (Cost $5,154,806)	5,376,279	5,376,279
Micro-Cap Subaccount 275,511 Shares (Cost $3,688,327)	3,711,138	3,711,138
Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 8,891 Shares (Cost $101,131)	102,065	102,065
U.S. Real Estate Subaccount 61,451 Shares (Cost $1,481,453)	1,340,868	1,340,868

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Van Kampen Universal Institutional Funds — Class II: (continued)
International Growth Equity Subaccount 19,830 Shares (Cost $230,368)	$240,140	$240,140
Equity Growth Subaccount 2,192 Shares (Cost $42,476)	43,574	43,574
Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount 4,539 Shares (Cost $108,299)	98,450	98,450
Capital and Income Subaccount 807 Shares (Cost $11,667)	10,010	10,010
Investors Subaccount 7,743 Shares (Cost $136,336)	127,909	127,909
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 182,162 Shares (Cost $3,158,006)	3,153,226	3,153,226
Franklin Flex Cap Growth Securities Subaccount 6,521 Shares (Cost $80,881)	82,947	82,947
Templeton Foreign Securities Subaccount 56,011 Shares (Cost $1,031,201)	1,134,229	1,134,229
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 3,298 Shares (Cost $59,441)	57,289	57,289

Totals	$297,311,507	$297,311,507

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2007

	Ohio National Fund, Inc.
		Money				Capital		International
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Small Co.
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$16,245	$415,582	$0	$142,464	$0	$68,439	$0	$0
Risk & administrative expense (note 2)	(289,956)	(54,764)	(29,169)	(61,599)	(114,329)	(112,459)	(106,365)	(65,977)

Net investment activity	(273,711)	360,818	(29,169)	80,865	(114,329)	(44,020)	(106,365)	(65,977)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	1,805,125	2,307	68,011	47,584	237,697	958,716	163,909	592,688
Unrealized gain (loss)	(3,864,960)	0	83,938	368,184	1,162,976	(384,083)	3,167,757	797,756

Net gain (loss) on investments	(2,059,835)	2,307	151,949	415,768	1,400,673	574,633	3,331,666	1,390,444

Net increase (decrease) in contract owners’ equity from operations	$(2,333,546)	$363,125	$122,780	$496,633	$1,286,344	$530,613	$3,225,301	$1,324,467

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P		High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Blue Chip	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$0	$0	$0	$353,130	$21,145	$0	$0	$0
Risk & administrative expense (note 2)	(28,947)	(24,303)	(103,407)	(186,947)	(11,891)	(23,029)	(18,917)	(7,594)

Net investment activity	(28,947)	(24,303)	(103,407)	166,183	9,254	(23,029)	(18,917)	(7,594)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	25,254	77,075	776,105	568,494	36,420	152,677	85,027	42,313
Unrealized gain (loss)	1,004,216	385,127	1,522,103	391,408	(225,436)	(46,895)	195,739	140,488

Net gain (loss) on investments	1,029,470	462,202	2,298,208	959,902	(189,016)	105,782	280,766	182,801

Net increase (decrease) in contract owners’ equity from operations	$1,000,523	$437,899	$2,194,801	$1,126,085	$(179,762)	$82,753	$261,849	$175,207

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2007

	Ohio National Fund, Inc.
		Bryton	U.S.		Income		Target
	Bristol	Growth	Equity	Balanced	Opportunity	Target VIP	Equity/Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(a)	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$4,246	$0	$85	$0	$0	$1,103	$8,297
Risk & administrative expense (note 2)	(4,956)	(3,191)	(98)	(907)	(103)	(389)	(4,240)

Net investment activity	(710)	(3,191)	(13)	(907)	(103)	714	4,057

Reinvested capital gains	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	15,703	16,555	133	1,385	237	368	18,772
Unrealized gain (loss)	28,547	25,954	1,250	14,023	1,019	854	25,839

Net gain (loss) on investments	44,250	42,509	1,383	15,408	1,256	1,222	44,611

Net increase (decrease) in contract owners’ equity from operations	$43,540	$39,318	$1,370	$14,501	$1,153	$1,936	$48,668

	Janus Aspen Series —			Wells Fargo Advantage Variable
	Institutional Shares			Trust Funds
	Large Cap	Worldwide			Small/Mid
	Growth	Growth	Balanced	Opportunity	Cap Value	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$52,621	$32,680	$102,110	$4,542	$47	$0
Risk & administrative expense (note 2)	(54,776)	(32,510)	(30,214)	(7,180)	(2,105)	(9,651)

Net investment activity	(2,155)	170	71,896	(2,638)	(2,058)	(9,651)

Reinvested capital gains	0	0	0	106,426	39,873	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	50,793	18,368	103,711	241,075	51,699	455,243
Unrealized gain (loss)	923,777	347,046	194,355	(243,171)	(84,270)	(150,887)

Net gain (loss) on investments	974,570	365,414	298,066	(2,096)	(32,571)	304,356

Net increase (decrease) in contract owners’ equity from operations	$972,415	$365,584	$369,962	$101,692	$5,244	$294,705

(a)	Name change was effective May 1, 2007. Subaccount was formerly known as Covered Call.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2007

				Van Kampen
				Univ. Inst.
	Goldman Sachs Variable			Funds —
	Insurance Trust			Class I	Lazard Retirement Series, Inc.
							U.S.
	Growth &	Structured	Capital	U.S. Real	Emerging	Small	Strategic	International
	Income	U.S. Equity	Growth	Estate	Markets	Cap	Equity	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(b)	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$60,969	$5,617	$1,133	$38,283	$108,779	$0	$49	$12,642
Risk & administrative expense (note 2)	(23,976)	(3,581)	(3,905)	(24,749)	(59,923)	(26,389)	(51)	(3,516)

Net investment activity	36,993	2,036	(2,772)	13,534	48,856	(26,389)	(2)	9,126

Reinvested capital gains	313,935	39,412	0	298,958	1,455,473	1,544,813	819	84,910

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	98,832	33,790	15,396	197,098	520,090	55,466	960	14,998
Unrealized gain (loss)	(427,240)	(85,041)	38,613	(1,093,883)	351,814	(1,861,782)	(1,674)	(58,961)

Net gain (loss) on investments	(328,408)	(51,251)	54,009	(896,785)	871,904	(1,806,316)	(714)	(43,963)

Net increase (decrease) in contract owners’ equity from operations	$22,520	$(9,803)	$51,237	$(584,293)	$2,376,233	$(287,892)	$103	$50,073

(b)	Name change was effective May 1, 2007. Subaccount was formerly known as Equity.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2007

	Old Mutual
	Insurance	Fidelity Variable Insurance				Janus Aspen Series —
	Series Fund	Products Fund — Service Class 2				Service Shares
	Tech. &	VIP	VIP	VIP	VIP Equity-	Large Cap	Worldwide
	Comm.	Mid Cap	Contrafund	Growth	Income	Growth	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$0	$60,757	$98,976	$7,592	$37,165	$12,574	$15,005
Risk & administrative expense (note 2)	(810)	(82,535)	(79,184)	(13,759)	(15,887)	(12,388)	(15,517)

Net investment activity	(810)	(21,778)	19,792	(6,167)	21,278	186	(512)

Reinvested capital gains	0	1,057,303	3,379,522	1,693	187,287	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	18,901	588,935	553,059	89,110	46,944	59,553	88,896
Unrealized gain (loss)	8,174	16,090	(2,104,586)	382,524	(243,250)	227,237	129,716

Net gain (loss) on investments	27,075	605,025	(1,551,527)	471,634	(196,306)	286,790	218,612

Net increase (decrease) in contract owners’ equity from operations	$26,265	$1,640,550	$1,847,787	$467,160	$12,259	$286,976	$218,100

	Janus Aspen Series —		J.P. Morgan Series
	Service Shares		Trust II		MFS Variable Insurance Trust — Service Class
		International	Small	Mid Cap	New	Investors	Mid Cap	Total
	Balanced	Growth	Company	Value	Discovery	Growth Stock	Growth	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$92,788	$26,691	$50	$39,264	$0	$210	$0	$107,073
Risk & administrative expense (note 2)	(24,455)	(37,174)	(3,884)	(30,794)	(1,538)	(1,679)	(3,204)	(28,757)

Net investment activity	68,333	(10,483)	(3,834)	8,470	(1,538)	(1,469)	(3,204)	78,316

Reinvested capital gains	0	0	26,532	198,072	16,178	0	16,541	111,611

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	170,702	370,228	11,178	150,445	9,421	13,944	11,330	88,221
Unrealized gain (loss)	143,976	953,161	(73,808)	(321,378)	(21,720)	13,571	12,952	(128,212)

Net gain (loss) on investments	314,678	1,323,389	(62,630)	(170,933)	(12,299)	27,515	24,282	(39,991)

Net increase (decrease) in contract owners’ equity from operations	$383,011	$1,312,906	$(39,932)	$35,609	$2,341	$26,046	$37,619	$149,936

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2007

			UBS Series				Calvert
	The Prudential Series		Trust —	PIMCO Variable Insurance Trust —			Variable
	Fund, Inc.		Class I	Administrative Shares			Series, Inc.
		Jennison	U.S.	Real	Total	Global	Social
	Jennison	20/20 Focus	Allocation	Return	Return	Bond	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$0	$4,392	$1,984	$121,830	$176,590	$37,226	$0
Risk & administrative expense (note 2)	(763)	(19,000)	(307)	(17,416)	(25,716)	(7,775)	(2,425)

Net investment activity	(763)	(14,608)	1,677	104,414	150,874	29,451	(2,425)

Reinvested capital gains	0	347,273	0	6,573	0	2,707	16,665

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	5,710	184,378	17,352	(52,118)	(4,556)	(6,110)	12,933
Unrealized gain (loss)	6,874	(274,235)	(15,497)	187,855	149,632	66,036	2,153

Net gain (loss) on investments	12,584	(89,857)	1,855	135,737	145,076	59,926	15,086

Net increase (decrease) in contract owners’ equity from operations	$11,821	$242,808	$3,532	$246,724	$295,950	$92,084	$29,326

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2007

	Dreyfus
	Variable
	Inv. Fund —
	Service			Van Kampen Universal Institutional
	Class	Royce Capital Fund		Funds — Class II
						International
				Core Plus	U.S. Real	Growth	Equity
	Appreciation	Small-Cap	Micro-Cap	Fixed Income	Estate	Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$4,340	$2,837	$55,246	$3,138	$16,610	$337	$0
Risk & administrative expense (note 2)	(2,815)	(37,770)	(24,161)	(541)	(8,834)	(1,392)	(74)

Net investment activity	1,525	(34,933)	31,085	2,597	7,776	(1,055)	(74)

Reinvested capital gains	0	246,857	314,808	0	154,165	4,971	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	17,122	161,958	178,680	147	24,023	8,088	49
Unrealized gain (loss)	4,495	(575,453)	(416,820)	1,640	(494,211)	3,901	1,098

Net gain (loss) on investments	21,617	(413,495)	(238,140)	1,787	(470,188)	11,989	1,147

Net increase (decrease) in contract owners’ equity from operations	$23,142	$(201,571)	$107,753	$4,384	$(308,247)	$15,905	$1,073

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2007

						Franklin Templeton Variable
	Legg Mason Partners Variable Equity Trust — Class I (note 4)					Insurance Products Trust — Class 2
							Franklin
						Franklin	Flex Cap	Templeton
		Total	Fundamental	Capital and		Income	Growth	Foreign
	All Cap	Return	Value	Income	Investors	Securities	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$259	$71	$1,229	$138	$1,615	$78,786	$31	$18,216
Risk & administrative expense (note 2)	(42)	(19)	(422)	(50)	(569)	(14,492)	(194)	(6,616)

Net investment activity	217	52	807	88	1,046	64,294	(163)	11,600

Reinvested capital gains	4,491	55	4,761	1,595	3,480	14,611	0	41,548

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(2,028)	210	(71)	(4)	(1,646)	21,701	779	59,892
Unrealized gain (loss)	(45)	(28)	(9,849)	(1,657)	(8,459)	(82,151)	1,378	17,231

Net gain (loss) on investments	(2,073)	182	(9,920)	(1,661)	(10,105)	(60,450)	2,157	77,123

Net increase (decrease) in contract owners’ equity from operations	$2,635	$289	$(4,352)	$22	$(5,579)	$18,455	$1,994	$130,271

	Neuberger
	Berman
	Advisers
	Management
	Trust — S Class
	AMT
	Regency	Total
	Subaccount	Subaccounts
	2007	2007

Investment activity:
Reinvested dividends	$193	$2,473,421
Risk & administrative expense (note 2)	(215)	(2,059,236)

Net investment activity	(22)	414,185

Reinvested capital gains	1,249	10,045,167

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	626	10,448,056
Unrealized gain (loss)	(2,488)	200,347

Net gain (loss) on investments	(1,862)	10,648,403

Net increase (decrease) in contract owners’ equity from operations	$(635)	$21,107,755

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(273,711)	$(305,684)	$360,818	$283,380	$(29,169)	$126,929	$80,865	$45,152
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,805,125	718,986	2,307	103	68,011	47,087	47,584	(62,252)
Unrealized gain (loss)	(3,864,960)	1,997,257	0	0	83,938	(9,582)	368,184	941,257

Net increase (decrease) in contract owners’ equity from operations	(2,333,546)	2,410,559	363,125	283,483	122,780	164,434	496,633	924,157

Equity transactions:
Contract purchase payments	3,476,453	4,122,884	5,006,821	5,123,118	466,947	490,095	681,269	797,883
Transfers to and from fixed dollar contract and other subaccounts	(5,095,177)	(1,580,136)	(2,650,244)	(1,448,082)	16,921	214,035	(260,872)	(119,002)
Withdrawals, surrenders and death benefit payments	(2,917,683)	(3,121,763)	(1,682,927)	(428,155)	(271,897)	(358,652)	(437,032)	(496,509)
Surrender charges (note 2)	(191,729)	(203,137)	(136,448)	(142,175)	(25,248)	(44,992)	(17,322)	(25,712)
Lapse charges (note 2)	(29,374)	(68,723)	(35,299)	(71,259)	(1,378)	(2,798)	(405)	(3,066)
Cost of insurance and other administrative fees (note 2)	(2,089,890)	(2,317,522)	(412,609)	(401,621)	(211,842)	(226,931)	(508,130)	(518,436)

Net equity transactions	(6,847,400)	(3,168,397)	89,294	2,631,826	(26,497)	70,757	(542,492)	(364,842)

Net change in contract owners’ equity	(9,180,946)	(757,838)	452,419	2,915,309	96,283	235,191	(45,859)	559,315
Contract owners’ equity:
Beginning of period	44,141,329	44,899,167	8,673,624	5,758,315	4,320,455	4,085,264	8,208,026	7,648,711

End of period	$34,960,383	$44,141,329	$9,126,043	$8,673,624	$4,416,738	$4,320,455	$8,162,167	$8,208,026

Change in units:
Beginning units	1,000,019	1,076,945	411,052	283,780	142,932	140,106	290,922	304,917

Units purchased	106,793	183,902	1,525,763	1,280,386	63,842	55,108	28,365	42,120
Units redeemed	(258,874)	(260,828)	(1,521,630)	(1,153,114)	(64,831)	(52,282)	(46,850)	(56,115)

Ending units	847,938	1,000,019	415,185	411,052	141,943	142,932	272,437	290,922

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	International		Capital Appreciation		Millennium		International Small Co.
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(114,329)	$(83,059)	$(44,020)	$(39,504)	$(106,365)	$(103,333)	$(65,977)	$(45,116)
Reinvested capital gains	0	0	0	0	0	0	0	189,815
Realized gain (loss)	237,697	(49,960)	958,716	503,118	163,909	(213,305)	592,688	522,368
Unrealized gain (loss)	1,162,976	2,555,870	(384,083)	1,694,898	3,167,757	1,209,567	797,756	977,801

Net increase (decrease) in contract owners’ equity from operations	1,286,344	2,422,851	530,613	2,158,512	3,225,301	892,929	1,324,467	1,644,868

Equity transactions:
Contract purchase payments	1,212,797	1,681,351	1,136,582	1,341,181	1,146,911	1,430,171	602,278	617,771
Transfers to and from fixed dollar contract and other subaccounts	(413,982)	(141,542)	(718,575)	(655,338)	(961,703)	(1,131,733)	842,181	(95,517)
Withdrawals, surrenders and death benefit payments	(929,031)	(1,613,229)	(897,034)	(1,064,670)	(893,432)	(997,235)	(459,382)	(783,481)
Surrender charges (note 2)	(46,522)	(81,867)	(106,605)	(88,120)	(77,646)	(83,721)	(43,367)	(38,402)
Lapse charges (note 2)	(9,260)	(9,130)	(15,756)	(14,078)	(3,756)	(11,485)	(3,005)	(1,660)
Cost of insurance and other administrative fees (note 2)	(815,965)	(840,037)	(739,803)	(761,252)	(759,886)	(809,285)	(404,065)	(359,025)

Net equity transactions	(1,001,963)	(1,004,454)	(1,341,191)	(1,242,277)	(1,549,512)	(1,603,288)	534,640	(660,314)

Net change in contract owners’ equity	284,381	1,418,397	(810,578)	916,235	1,675,789	(710,359)	1,859,107	984,554
Contract owners’ equity:
Beginning of period	15,170,068	13,751,671	15,308,791	14,392,556	13,593,793	14,304,152	7,726,638	6,742,084

End of period	$15,454,449	$15,170,068	$14,498,213	$15,308,791	$15,269,582	$13,593,793	$9,585,745	$7,726,638

Change in units:
Beginning units	642,549	689,303	437,234	474,815	466,193	522,833	225,594	246,867

Units purchased	72,925	110,577	62,483	53,902	47,738	61,704	64,438	52,667
Units redeemed	(112,862)	(157,331)	(97,877)	(91,483)	(95,286)	(118,344)	(49,999)	(73,940)

Ending units	602,612	642,549	401,840	437,234	418,645	466,193	240,033	225,594

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(28,947)	$(25,140)	$(24,303)	$(21,991)	$(103,407)	$(102,575)	$166,183	$94,902
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	25,254	(71,102)	77,075	(68,306)	776,105	558,948	568,494	298,260
Unrealized gain (loss)	1,004,216	258,316	385,127	749,618	1,522,103	729,416	391,408	2,967,722

Net increase (decrease) in contract owners’ equity from operations	1,000,523	162,074	437,899	659,321	2,194,801	1,185,789	1,126,085	3,360,884

Equity transactions:
Contract purchase payments	379,414	408,860	279,570	342,981	986,590	1,190,650	2,620,268	2,957,899
Transfers to and from fixed dollar contract and other subaccounts	50,194	(181,070)	(189,258)	(313,385)	(747,022)	(1,620,758)	(1,056,292)	(2,767,731)
Withdrawals, surrenders and death benefit payments	(185,306)	(157,406)	(219,275)	(197,311)	(838,492)	(789,591)	(765,515)	(1,236,164)
Surrender charges (note 2)	(15,628)	(15,547)	(37,484)	(50,572)	(112,150)	(99,721)	(129,359)	(270,953)
Lapse charges (note 2)	(775)	(2,968)	(2,132)	(2,520)	(7,680)	(17,669)	(16,684)	(30,487)
Cost of insurance and other administrative fees (note 2)	(224,181)	(214,029)	(161,518)	(162,426)	(643,040)	(687,478)	(1,384,446)	(1,406,107)

Net equity transactions	3,718	(162,160)	(330,097)	(383,233)	(1,361,794)	(2,024,567)	(732,028)	(2,753,543)

Net change in contract owners’ equity	1,004,241	(86)	107,802	276,088	833,007	(838,778)	394,057	607,341
Contract owners’ equity:
Beginning of period	3,514,952	3,515,038	3,187,636	2,911,548	13,371,867	14,210,645	25,560,523	24,953,182

End of period	$4,519,193	$3,514,952	$3,295,438	$3,187,636	$14,204,874	$13,371,867	$25,954,580	$25,560,523

Change in units:
Beginning units	381,297	400,343	205,795	234,344	510,454	590,403	1,243,985	1,389,817

Units purchased	56,134	56,957	22,660	29,163	60,076	63,104	178,629	201,215
Units redeemed	(56,170)	(76,003)	(41,446)	(57,712)	(106,990)	(143,053)	(211,247)	(347,047)

Ending units	381,261	381,297	187,009	205,795	463,540	510,454	1,211,367	1,243,985

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Blue Chip		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$9,254	$5,277	$(23,029)	$(15,594)	$(18,917)	$(16,945)	$(7,594)	$(6,257)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	36,420	29,923	152,677	53,708	85,027	6,158	42,313	37,919
Unrealized gain (loss)	(225,436)	201,037	(46,895)	181,884	195,739	416,400	140,488	24,353

Net increase (decrease) in contract owners’ equity from operations	(179,762)	236,237	82,753	219,998	261,849	405,613	175,207	56,015

Equity transactions:
Contract purchase payments	236,660	229,014	438,307	441,019	260,165	344,894	138,274	162,449
Transfers to and from fixed dollar contract and other subaccounts	35,295	(53,270)	672,834	150,819	(31,251)	(267,950)	20,208	(167,730)
Withdrawals, surrenders and death benefit payments	(34,266)	(48,884)	(136,906)	(92,196)	(157,062)	(79,562)	(13,319)	(9,164)
Surrender charges (note 2)	(4,850)	(16,955)	(12,994)	(20,687)	(45,920)	(22,236)	(6,197)	(6,501)
Lapse charges (note 2)	(4,384)	(6,290)	(5,670)	(5,878)	(11,397)	(1,439)	(3,874)	(881)
Cost of insurance and other administrative fees (note 2)	(92,927)	(89,418)	(151,025)	(115,519)	(123,661)	(129,499)	(50,996)	(47,431)

Net equity transactions	135,528	14,197	804,546	357,558	(109,126)	(155,792)	84,096	(69,258)

Net change in contract owners’ equity	(44,234)	250,434	887,299	577,556	152,723	249,821	259,303	(13,243)
Contract owners’ equity:
Beginning of period	1,771,643	1,521,209	2,648,785	2,071,229	2,526,944	2,277,123	969,139	982,382

End of period	$1,727,409	$1,771,643	$3,536,084	$2,648,785	$2,679,667	$2,526,944	$1,228,442	$969,139

Change in units:
Beginning units	136,592	135,446	174,743	149,366	247,690	266,131	188,169	201,827

Units purchased	28,155	22,911	193,802	120,074	44,554	57,605	59,654	45,992
Units redeemed	(17,717)	(21,765)	(141,520)	(94,697)	(54,326)	(76,046)	(45,170)	(59,650)

Ending units	147,030	136,592	227,025	174,743	237,918	247,690	202,653	188,169

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006(c)	2007	2006(c)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(710)	$(1,448)	$(3,191)	$(3,141)	$(13)	$4	$(907)	$598
Reinvested capital gains	0	0	0	2,819	0	0	0	0
Realized gain (loss)	15,703	17,766	16,555	14,089	133	3	1,385	8
Unrealized gain (loss)	28,547	53,696	25,954	26,175	1,250	138	14,023	1,070

Net increase (decrease) in contract owners’ equity from operations	43,540	70,014	39,318	39,942	1,370	145	14,501	1,676

Equity transactions:
Contract purchase payments	109,353	75,310	52,218	63,385	2,702	205	22,077	1,522
Transfers to and from fixed dollar contract and other subaccounts	110,217	75,915	19,724	6,175	16,996	3,615	113,223	59,158
Withdrawals, surrenders and death benefit payments	(15,513)	(7,557)	(7,067)	(9,903)	0	0	(18,153)	0
Surrender charges (note 2)	(994)	(1,349)	(2,649)	(2,259)	0	0	(341)	0
Lapse charges (note 2)	(1,681)	(1,394)	(2,705)	(116)	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(36,993)	(28,293)	(21,628)	(21,837)	(832)	(121)	(7,191)	(611)

Net equity transactions	164,389	112,632	37,893	35,445	18,866	3,699	109,615	60,069

Net change in contract owners’ equity	207,929	182,646	77,211	75,387	20,236	3,844	124,116	61,745
Contract owners’ equity:
Beginning of period	600,446	417,800	423,935	348,548	3,844	0	61,745	0

End of period	$808,375	$600,446	$501,146	$423,935	$24,080	$3,844	$185,861	$61,745

Change in units:
Beginning units	41,940	33,723	35,943	34,242	400	0	6,076	0

Units purchased	19,136	23,947	10,243	20,264	2,088	413	12,724	6,137
Units redeemed	(8,280)	(15,730)	(7,230)	(18,563)	(260)	(13)	(2,391)	(61)

Ending units	52,796	41,940	38,956	35,943	2,228	400	16,409	6,076

(c)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Income Opportunity		Target VIP		Target
	Subaccount(a)		Subaccount		Equity/Income
	2007	2006(c)	2007	2006(c)	2007	2006(c)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(103)	$(17)	$714	$(1)	$4,057	$1,092
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	237	3	368	0	18,772	154
Unrealized gain (loss)	1,019	336	854	18	25,839	23,780

Net increase (decrease) in contract owners’ equity from operations	1,153	322	1,936	17	48,668	25,026

Equity transactions:
Contract purchase payments	3,751	1,415	7,049	0	37,928	4,517
Transfers to and from fixed dollar contract and other subaccounts	10,604	5,026	139,048	894	187,698	409,829
Withdrawals, surrenders and death benefit payments	(1,906)	0	(1,423)	0	(31,150)	0
Surrender charges (note 2)	(317)	0	(196)	0	0	0
Lapse charges (note 2)	0	0	0	0	0	0
Cost of insurance & other administrative fees (note 2)	(1,183)	(145)	(3,178)	(12)	(34,460)	(12,114)

Net equity transactions	10,949	6,296	141,300	882	160,016	402,232

Net change in contract owners’ equity	12,102	6,618	143,236	899	208,684	427,258
Contract owners’ equity:
Beginning of period	6,618	0	899	0	427,258	0

End of period	$18,720	$6,618	$144,135	$899	$635,942	$427,258

Change in units:
Beginning units	657	0	86	0	40,890	0

Units purchased	1,520	672	13,644	87	29,796	42,102
Units redeemed	(448)	(15)	(1,107)	(1)	(15,151)	(1,212)

Ending units	1,729	657	12,623	86	55,535	40,890

(a)	Name change was effective May 1, 2007. Subaccount was formerly known as Covered Call.

(c)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Janus Aspen Series — Institutional Shares
	Large Cap
	Growth		Worldwide Growth		Balanced
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,155)	$(17,195)	$170	$39,540	$71,896	$54,502
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	50,793	(128,427)	18,368	(125,193)	103,711	69,845
Unrealized gain (loss)	923,777	813,199	347,046	703,581	194,355	246,917

Net increase (decrease) in contract owners’ equity from operations	972,415	667,577	365,584	617,928	369,962	371,264

Equity transactions:
Contract purchase payments	774,138	886,076	401,158	482,806	292,884	341,635
Transfers to and from fixed dollar contract and other subaccounts	(563,705)	(634,845)	(292,256)	(403,378)	(235,199)	(380,672)
Withdrawals, surrenders and death benefit payments	(291,115)	(257,419)	(165,200)	(129,768)	(159,189)	(100,889)
Surrender charges (note 2)	(69,628)	(43,241)	(28,136)	(23,626)	(19,264)	(19,787)
Lapse charges (note 2)	(7,916)	(4,069)	(2,123)	(18,832)	(71)	0
Cost of insurance & other administrative fees (note 2)	(349,725)	(372,958)	(203,101)	(210,216)	(168,254)	(176,416)

Net equity transactions	(507,951)	(426,456)	(289,658)	(303,014)	(289,093)	(336,129)

Net change in contract owners’ equity	464,464	241,121	75,926	314,914	80,869	35,135
Contract owners’ equity:
Beginning of period	6,900,815	6,659,694	4,116,150	3,801,236	3,978,921	3,943,786

End of period	$7,365,279	$6,900,815	$4,192,076	$4,116,150	$4,059,790	$3,978,921

Change in units:
Beginning units	748,764	798,848	363,675	394,041	294,728	321,036

Units purchased	91,643	111,794	48,555	62,331	28,052	38,078
Units redeemed	(140,804)	(161,878)	(71,826)	(92,697)	(48,674)	(64,386)

Ending units	699,603	748,764	340,404	363,675	274,106	294,728

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Wells Fargo Advantage Variable Trust Funds
	Opportunity		Small/Mid Cap Value		Discovery
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,638)	$(11,101)	$(2,058)	$(2,886)	$(9,651)	$(15,386)
Reinvested capital gains	106,426	181,210	39,873	59,565	0	0
Realized gain (loss)	241,075	31,098	51,699	21,515	455,243	93,632
Unrealized gain (loss)	(243,171)	(24,598)	(84,270)	(21,828)	(150,887)	203,820

Net increase (decrease) in contract owners’ equity from operations	101,692	176,609	5,244	56,366	294,705	282,066

Equity transactions:
Contract purchase payments	40,877	194,008	12,908	31,913	63,478	284,615
Transfers to and from fixed dollar contract and other subaccounts	(1,099,610)	(86,572)	(197,949)	4,697	(1,354,416)	(322,776)
Withdrawals, surrenders and death benefit payments	(34,045)	(98,153)	(29,484)	(47,341)	(153,460)	(61,318)
Surrender charges (note 2)	(5,681)	(19,826)	(2,402)	(5,394)	(30,760)	(31,814)
Lapse charges (note 2)	(150)	(680)	0	0	(3,247)	(5,506)
Cost of insurance & other administrative fees (note 2)	(43,267)	(78,698)	(9,176)	(16,303)	(63,302)	(116,951)

Net equity transactions	(1,141,876)	(89,921)	(226,103)	(32,428)	(1,541,707)	(253,750)

Net change in contract owners’ equity	(1,040,184)	86,688	(220,859)	23,938	(1,247,002)	28,316
Contract owners’ equity:
Beginning of period	1,679,900	1,593,212	416,859	392,921	2,196,839	2,168,523

End of period	$639,716	$1,679,900	$196,000	$416,859	$949,837	$2,196,839

Change in units:
Beginning units	107,630	113,698	22,711	24,589	242,075	271,913

Units purchased	2,737	13,750	743	3,493	7,412	46,110
Units redeemed	(71,639)	(19,818)	(12,617)	(5,371)	(163,278)	(75,948)

Ending units	38,728	107,630	10,837	22,711	86,209	242,075

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

							Van Kampen Universal
							Institutional Funds —
	Goldman Sachs Variable Insurance Trust						Class I
	Growth & Income		Structured U.S. Equity		Capital Growth		U.S. Real Estate
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$36,993	$27,066	$2,036	$2,363	$(2,772)	$(2,823)	$13,534	$9,941
Reinvested capital gains	313,935	103,637	39,412	0	0	0	298,958	178,080
Realized gain (loss)	98,832	77,397	33,790	11,482	15,396	15,163	197,098	118,049
Unrealized gain (loss)	(427,240)	240,854	(85,041)	48,270	38,613	26,019	(1,093,883)	520,988

Net increase (decrease) in contract owners’ equity from operations	22,520	448,954	(9,803)	62,115	51,237	38,359	(584,293)	827,058

Equity transactions:
Contract purchase payments	441,686	334,001	77,220	81,037	87,534	82,327	265,248	223,660
Transfers to and from fixed dollar contract and other subaccounts	424,291	229,049	(105,302)	(27,356)	10,585	(32,644)	(185,214)	533,802
Withdrawals, surrenders and death benefit payments	(168,177)	(140,858)	(9,651)	(1,795)	(5,782)	(20,718)	(212,009)	(158,968)
Surrender charges (note 2)	(35,050)	(9,467)	(4,026)	(1,877)	(1,336)	(6,439)	(17,999)	(8,730)
Lapse charges (note 2)	(15,745)	(4,828)	(1,754)	0	(12,844)	(1,842)	(649)	0
Cost of insurance and other administrative fees (note 2)	(151,886)	(119,696)	(26,533)	(27,691)	(33,566)	(34,770)	(155,745)	(135,818)

Net equity transactions	495,119	288,201	(70,046)	22,318	44,591	(14,086)	(306,368)	453,946

Net change in contract owners’ equity	517,639	737,155	(79,849)	84,433	95,828	24,273	(890,661)	1,281,004
Contract owners’ equity:
Beginning of period	2,783,277	2,046,122	585,021	500,588	521,764	497,491	3,288,622	2,007,618

End of period	$3,300,916	$2,783,277	$505,172	$585,021	$617,592	$521,764	$2,397,961	$3,288,622

Change in units:
Beginning units	212,181	189,865	50,696	48,607	54,708	56,207	79,945	66,872

Units purchased	97,627	78,078	9,826	10,820	15,991	16,064	31,047	32,909
Units redeemed	(60,000)	(55,762)	(15,686)	(8,731)	(11,457)	(17,563)	(40,169)	(19,836)

Ending units	249,808	212,181	44,836	50,696	59,242	54,708	70,823	79,945

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

									Old Mutual Insurance
	Lazard Retirement Series, Inc.								Series Fund
									Technology &
	Emerging Markets		Small Cap		U.S. Strategic Equity		International Equity		Communications
	Subaccount		Subaccount		Subaccount(b)		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006(c)	2007	2006(c)	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$48,856	$(11,816)	$(26,389)	$(29,266)	$(2)	$(17)	$9,126	$1,125	$(810)	$(1,392)
Reinvested capital gains	1,455,473	383,968	1,544,813	346,113	819	0	84,910	7,948	0	0
Realized gain (loss)	520,090	451,333	55,466	212,734	960	5	14,998	(1,870)	18,901	656
Unrealized gain (loss)	351,814	581,364	(1,861,782)	107,124	(1,674)	951	(58,961)	23,589	8,174	9,549

Net increase (decrease) in contract owners’ equity from operations	2,376,233	1,404,849	(287,892)	636,705	103	939	50,073	30,792	26,265	8,813

Equity transactions:
Contract purchase payments	658,289	674,505	481,982	614,514	2,979	8,229	95,056	10,975	9,507	32,823
Transfers to and from fixed dollar contract and other subaccounts	1,635,090	548,990	(732,249)	(840,767)	(8,081)	861	26,303	357,143	(167,022)	(11,672)
Withdrawals, surrenders and death benefit payments	(355,212)	(219,901)	(118,298)	(211,414)	0	0	(12,146)	0	(5,702)	(5,173)
Surrender charges (note 2)	(53,474)	(45,828)	(32,691)	(44,926)	0	0	(703)	0	(1,663)	(2,010)
Lapse charges (note 2)	(8,291)	(11,881)	(8,680)	(13,556)	0	0	0	0	0	(390)
Cost of insurance and other administrative fees (note 2)	(346,207)	(260,274)	(198,059)	(228,115)	(409)	(92)	(19,696)	(5,880)	(6,370)	(13,844)

Net equity transactions	1,530,195	685,611	(607,995)	(724,264)	(5,511)	8,998	88,814	362,238	(171,250)	(266)

Net change in contract owners’ equity	3,906,428	2,090,460	(895,887)	(87,559)	(5,408)	9,937	138,887	393,030	(144,985)	8,547
Contract owners’ equity:
Beginning of period	6,651,644	4,561,184	4,447,067	4,534,626	9,937	0	393,030	0	212,633	204,086

End of period	$10,558,072	$6,651,644	$3,551,180	$4,447,067	$4,529	$9,937	$531,917	$393,030	$67,648	$212,633

Change in units:
Beginning units	227,847	201,521	197,550	232,072	888	0	36,809	0	104,927	104,666

Units purchased	107,091	113,307	28,965	42,473	512	897	27,217	41,208	4,746	23,321
Units redeemed	(61,590)	(86,981)	(55,243)	(76,995)	(988)	(9)	(18,721)	(4,399)	(84,448)	(23,060)

Ending units	273,348	227,847	171,272	197,550	412	888	45,305	36,809	25,225	104,927

(b)	Name change was effective May 1, 2007. Subaccount was formerly known as Equity.

(c)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(21,778)	$(53,576)	$19,792	$27,928	$(6,167)	$(8,250)	$21,278	$38,208
Reinvested capital gains	1,057,303	1,166,376	3,379,522	780,484	1,693	0	187,287	204,863
Realized gain (loss)	588,935	461,040	553,059	227,256	89,110	28,277	46,944	54,118
Unrealized gain (loss)	16,090	(452,823)	(2,104,586)	(170,678)	382,524	74,505	(243,250)	(30,075)

Net increase (decrease) in contract owners’ equity from operations	1,640,550	1,121,017	1,847,787	864,990	467,160	94,532	12,259	267,114

Equity transactions:
Contract purchase payments	1,389,195	1,356,356	1,492,375	1,240,478	368,139	393,137	324,045	303,880
Transfers to and from fixed dollar contract and other subaccounts	105,902	(25,113)	1,531,916	2,288,682	306,677	(175,652)	(1,162)	56,244
Withdrawals, surrenders and death benefit payments	(287,900)	(279,002)	(245,299)	(260,408)	(40,547)	(60,822)	(77,242)	(32,877)
Surrender charges (note 2)	(55,976)	(59,001)	(51,024)	(50,726)	(20,578)	(16,050)	(19,177)	(6,789)
Lapse charges (note 2)	(18,319)	(14,594)	(19,656)	(16,524)	(3,339)	(7,536)	(6,605)	(2,061)
Cost of insurance and other administrative fees (note 2)	(559,845)	(524,233)	(486,014)	(374,517)	(118,064)	(106,272)	(98,427)	(77,705)

Net equity transactions	573,057	454,413	2,222,298	2,826,985	492,288	26,805	121,432	240,692

Net change in contract owners’ equity	2,213,607	1,575,430	4,070,085	3,691,975	959,448	121,337	133,691	507,806
Contract owners’ equity:
Beginning of period	11,015,079	9,439,649	9,983,203	6,291,228	1,744,171	1,622,834	2,047,562	1,539,756

End of period	$13,228,686	$11,015,079	$14,053,288	$9,983,203	$2,703,619	$1,744,171	$2,181,253	$2,047,562

Change in units:
Beginning units	551,507	527,304	704,448	491,007	226,778	223,201	133,194	119,231

Units purchased	229,567	214,629	450,645	405,049	112,610	62,072	71,560	109,029
Units redeemed	(202,487)	(190,426)	(303,346)	(191,608)	(59,759)	(58,495)	(63,589)	(95,066)

Ending units	578,587	551,507	851,747	704,448	279,629	226,778	141,165	133,194

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Janus Aspen Series — Service Shares
	Large Cap Growth		Worldwide Growth		Balanced		International Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$186	$(6,086)	$(512)	$23,618	$68,333	$50,857	$(10,483)	$31,279
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	59,553	11,455	88,896	23,698	170,702	51,096	370,228	87,330
Unrealized gain (loss)	227,237	186,834	129,716	321,973	143,976	253,169	953,161	719,230

Net increase (decrease) in contract owners’ equity from operations	286,976	192,203	218,100	369,289	383,011	355,122	1,312,906	837,839

Equity transactions:
Contract purchase payments	234,692	285,240	277,868	367,034	507,668	607,099	616,092	321,674
Transfers to and from fixed dollar contract and other subaccounts	(119,820)	(66,315)	(171,975)	(171,631)	(412,984)	(241,273)	2,574,698	1,614,838
Withdrawals, surrenders and death benefit payments	(99,513)	(37,350)	(62,474)	(66,780)	(134,223)	(47,256)	(272,321)	(79,128)
Surrender charges (note 2)	(45,010)	(22,979)	(16,847)	(42,754)	(43,636)	(29,978)	(13,931)	(18,139)
Lapse charges (note 2)	(983)	(3,352)	(1,616)	(3,468)	(9,640)	(7,423)	(7,962)	(631)
Cost of insurance and other administrative fees (note 2)	(81,507)	(86,648)	(109,332)	(109,825)	(193,555)	(195,092)	(241,899)	(108,501)

Net equity transactions	(112,141)	68,596	(84,376)	(27,424)	(286,370)	86,077	2,654,677	1,730,113

Net change in contract owners’ equity	174,835	260,799	133,724	341,865	96,641	441,199	3,967,583	2,567,952
Contract owners’ equity:
Beginning of period	2,082,089	1,821,290	2,507,284	2,165,419	4,054,852	3,613,653	3,637,989	1,070,037

End of period	$2,256,924	$2,082,089	$2,641,008	$2,507,284	$4,151,493	$4,054,852	$7,605,572	$3,637,989

Change in units:
Beginning units	281,443	271,566	309,902	313,310	327,176	319,554	127,199	54,451

Units purchased	33,876	51,403	48,351	62,328	56,255	59,396	135,467	108,445
Units redeemed	(47,563)	(41,526)	(57,520)	(65,736)	(77,413)	(51,774)	(53,379)	(35,697)

Ending units	267,756	281,443	300,733	309,902	306,018	327,176	209,287	127,199

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	J.P. Morgan Series Trust II				MFS Variable Insurance Trust — Service Class
	Small Company		Mid Cap Value		New Discovery		Investors Growth Stock
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,834)	$(3,617)	$8,470	$(3,743)	$(1,538)	$(999)	$(1,469)	$(1,703)
Reinvested capital gains	26,532	14,467	198,072	82,878	16,178	2,485	0	0
Realized gain (loss)	11,178	10,426	150,445	91,034	9,421	3,446	13,944	8,364
Unrealized gain (loss)	(73,808)	44,154	(321,378)	346,605	(21,720)	11,338	13,571	6,576

Net increase (decrease) in contract owners’ equity from operations	(39,932)	65,430	35,609	516,774	2,341	16,270	26,046	13,237

Equity transactions:
Contract purchase payments	88,997	84,943	502,129	471,484	32,967	43,543	47,995	60,261
Transfers to and from fixed dollar contract and other subaccounts	(21,671)	(9,884)	683,861	(48,921)	119,859	1,364	4,754	(12,388)
Withdrawals, surrenders and death benefit payments	(19,788)	(5,548)	(159,234)	(33,615)	(28,975)	(6,644)	(23,808)	(51,281)
Surrender charges (note 2)	(2,642)	(1,503)	(18,698)	(9,274)	(10,410)	(3,077)	(10,158)	(14,576)
Lapse charges (note 2)	(1,768)	(2,332)	(6,039)	(2,904)	(211)	(2,694)	(13,652)	0
Cost of insurance and other administrative fees (note 2)	(29,294)	(29,114)	(184,738)	(158,143)	(12,359)	(10,520)	(15,179)	(16,495)

Net equity transactions	13,834	36,562	817,281	218,627	100,871	21,972	(10,048)	(34,479)

Net change in contract owners’ equity	(26,098)	101,992	852,890	735,401	103,212	38,242	15,998	(21,242)
Contract owners’ equity:
Beginning of period	558,791	456,799	3,866,931	3,131,530	169,341	131,099	236,671	257,913

End of period	$532,693	$558,791	$4,719,821	$3,866,931	$272,553	$169,341	$252,669	$236,671

Change in units:
Beginning units	32,170	30,021	181,304	170,276	13,265	11,511	21,217	24,626

Units purchased	11,083	12,080	91,851	47,960	13,884	5,115	5,826	6,032
Units redeemed	(10,497)	(9,931)	(55,533)	(36,932)	(6,112)	(3,361)	(6,488)	(9,441)

Ending units	32,756	32,170	217,622	181,304	21,037	13,265	20,555	21,217

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	MFS Variable Insurance Trust — Service Class				The Prudential Series Fund, Inc.
	Mid Cap Growth		Total Return		Jennison		Jennison 20/20 Focus
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,204)	$(2,862)	$78,316	$74,608	$(763)	$(712)	$(14,608)	$(8,674)
Reinvested capital gains	16,541	13,181	111,611	154,845	0	0	347,273	76,034
Realized gain (loss)	11,330	3,963	88,221	68,128	5,710	3,493	184,378	(7,447)
Unrealized gain (loss)	12,952	(6,813)	(128,212)	159,297	6,874	333	(274,235)	114,589

Net increase (decrease) in contract owners’ equity from operations	37,619	7,469	149,936	456,878	11,821	3,114	242,808	174,502

Equity transactions:
Contract purchase payments	72,681	90,792	478,193	728,125	16,682	37,618	486,679	250,630
Transfers to and from fixed dollar contract and other subaccounts	(30,771)	10,189	(473,744)	(639,752)	(19,550)	6,194	1,387,771	1,202,537
Withdrawals, surrenders and death benefit payments	(4,536)	(12,517)	(202,693)	(132,977)	(792)	(1,814)	(49,659)	(25,669)
Surrender charges (note 2)	(1,300)	(1,155)	(65,873)	(36,198)	(54)	(1,734)	(10,728)	(5,749)
Lapse charges (note 2)	(9,261)	(942)	(19,028)	(29,324)	0	(31)	(4,448)	(4,048)
Cost of insurance and other administrative fees (note 2)	(23,472)	(24,126)	(203,865)	(235,968)	(5,220)	(5,402)	(135,489)	(68,938)

Net equity transactions	3,341	62,241	(487,010)	(346,094)	(8,934)	34,831	1,674,126	1,348,763

Net change in contract owners’ equity	40,960	69,710	(337,074)	110,784	2,887	37,945	1,916,934	1,523,265
Contract owners’ equity:
Beginning of period	451,853	382,143	4,414,431	4,303,647	131,368	93,423	1,905,041	381,776

End of period	$492,813	$451,853	$4,077,357	$4,414,431	$134,255	$131,368	$3,821,975	$1,905,041

Change in units:
Beginning units	45,398	38,984	319,766	345,393	8,606	6,157	95,474	21,576

Units purchased	10,692	13,478	55,566	147,845	2,107	4,458	196,395	110,953
Units redeemed	(10,536)	(7,064)	(89,023)	(173,472)	(2,770)	(2,009)	(116,615)	(37,055)

Ending units	45,554	45,398	286,309	319,766	7,943	8,606	175,254	95,474

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	UBS Series Trust — Class I		PIMCO Variable Insurance Trust — Administrative Shares
	U.S Allocation		Real Return		Total Return		Global Bond
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,677	$1,645	$104,414	$94,522	$150,874	$111,614	$29,451	$23,048
Reinvested capital gains	0	0	6,573	81,897	0	17,733	2,707	0
Realized gain (loss)	17,352	1,850	(52,118)	(8,501)	(4,556)	(18,682)	(6,110)	(9,193)
Unrealized gain (loss)	(15,497)	5,854	187,855	(157,183)	149,632	(12,747)	66,036	20,618

Net increase (decrease) in contract owners’ equity from operations	3,532	9,349	246,724	10,735	295,950	97,918	92,084	34,473

Equity transactions:
Contract purchase payments	2,909	15,159	291,653	415,734	496,081	461,287	180,574	175,483
Transfers to and from fixed dollar contract and other subaccounts	(86,652)	(4,972)	(499,768)	686,281	44,467	285,857	4,360	248,172
Withdrawals, surrenders and death benefit payments	0	0	(65,900)	(74,623)	(47,137)	(59,292)	(70,746)	(21,960)
Surrender charges (note 2)	0	0	(22,141)	(5,929)	(13,586)	(4,346)	(4,517)	(3,443)
Lapse charges (note 2)	0	(646)	(2,381)	(3,940)	(10,359)	(3,423)	(7,211)	(7,653)
Cost of insurance and other administrative fees (note 2)	(2,553)	(7,900)	(121,707)	(136,549)	(143,572)	(132,644)	(51,817)	(46,022)

Net equity transactions	(86,296)	1,641	(420,244)	880,974	325,894	547,439	50,643	344,577

Net change in contract owners’ equity	(82,764)	10,990	(173,520)	891,709	621,844	645,357	142,727	379,050
Contract owners’ equity:
Beginning of period	100,975	89,985	3,046,321	2,154,612	3,322,768	2,677,411	1,138,426	759,376

End of period	$18,211	$100,975	$2,872,801	$3,046,321	$3,944,612	$3,322,768	$1,281,153	$1,138,426

Change in units:
Beginning units	6,280	6,166	240,827	170,278	279,534	232,181	88,566	61,365

Units purchased	185	1,214	66,679	135,675	116,609	133,045	44,011	46,813
Units redeemed	(5,345)	(1,100)	(100,743)	(65,126)	(88,728)	(85,692)	(41,074)	(19,612)

Ending units	1,120	6,280	206,763	240,827	307,415	279,534	91,503	88,566

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

			Dreyfus Variable
	Calvert Variable		Investment Fund —
	Series, Inc.		Service Class		Royce Capital Fund
	Social Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,425)	$(2,350)	$1,525	$1,213	$(34,933)	$(29,080)	$31,085	$(14,169)
Reinvested capital gains	16,665	0	0	0	246,857	228,410	314,808	174,263
Realized gain (loss)	12,933	12,937	17,122	4,381	161,958	116,182	178,680	109,631
Unrealized gain (loss)	2,153	17,471	4,495	33,173	(575,453)	295,456	(416,820)	217,898

Net increase (decrease) in contract owners’ equity from operations	29,326	28,058	23,142	38,767	(201,571)	610,968	107,753	487,623

Equity transactions:
Contract purchase payments	34,724	39,313	77,927	71,506	694,235	713,043	523,262	458,430
Transfers to and from fixed dollar contract and other subaccounts	(11,992)	(43,118)	28,413	581	311,948	297,829	111,594	626,628
Withdrawals, surrenders and death benefit payments	(16,868)	(8,215)	(22,163)	0	(196,311)	(177,386)	(184,865)	(103,637)
Surrender charges (note 2)	(3,712)	(919)	(6,440)	0	(28,201)	(10,798)	(16,961)	(17,903)
Lapse charges (note 2)	(405)	(1,173)	(11,790)	(574)	(17,242)	(26,856)	(4,768)	(7,901)
Cost of insurance and other administrative fees (note 2)	(16,078)	(17,152)	(21,112)	(18,047)	(255,020)	(243,733)	(181,645)	(158,228)

Net equity transactions	(14,331)	(31,264)	44,835	53,466	509,409	552,099	246,617	797,389

Net change in contract owners’ equity	14,995	(3,206)	67,977	92,233	307,838	1,163,067	354,370	1,285,012
Contract owners’ equity:
Beginning of period	323,493	326,699	309,211	216,978	5,068,441	3,905,374	3,356,768	2,071,756

End of period	$338,488	$323,493	$377,188	$309,211	$5,376,279	$5,068,441	$3,711,138	$3,356,768

Change in units:
Beginning units	39,132	43,171	21,239	17,191	235,912	208,516	151,334	112,242

Units purchased	4,454	5,703	10,692	7,928	103,634	99,209	90,305	102,362
Units redeemed	(6,078)	(9,742)	(7,501)	(3,880)	(81,914)	(71,813)	(79,516)	(63,270)

Ending units	37,508	39,132	24,430	21,239	257,632	235,912	162,123	151,334

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Van Kampen Universal Institutional Funds — Class II
	Core Plus				International		Equity
	Fixed Income		U.S. Real Estate		Growth Equity		Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006(c)	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,597	$4,226	$7,776	$5,168	$(1,055)	$(9)	$(74)
Reinvested capital gains	0	666	154,165	82,894	4,971	0	0
Realized gain (loss)	147	(349)	24,023	44,206	8,088	48	49
Unrealized gain (loss)	1,640	(740)	(494,211)	239,321	3,901	5,871	1,098

Net increase (decrease) in contract owners’ equity from operations	4,384	3,803	(308,247)	371,589	15,905	5,910	1,073

Equity transactions:
Contract purchase payments	12,433	17,369	303,901	267,365	16,645	39	1,306
Transfers to and from fixed dollar contract and other subaccounts	(23,309)	9,354	(146,408)	272,398	147,382	63,028	41,744
Withdrawals, surrenders and death benefit payments	(2,109)	(3,623)	(7,460)	(10,696)	0	0	0
Surrender charges (note 2)	(249)	(1,016)	(5,395)	(3,832)	0	0	0
Lapse charges (note 2)	0	0	(11,370)	(4,743)	0	0	0
Cost of insurance and other administrative fees (note 2)	(4,521)	(4,232)	(74,532)	(58,319)	(7,914)	(855)	(549)

Net equity transactions	(17,755)	17,852	58,736	462,173	156,113	62,212	42,501

Net change in contract owners’ equity	(13,371)	21,655	(249,511)	833,762	172,018	68,122	43,574
Contract owners’ equity:
Beginning of period	115,436	93,781	1,590,379	756,617	68,122	0	0

End of period	$102,065	$115,436	$1,340,868	$1,590,379	$240,140	$68,122	$43,574

Change in units:
Beginning units	9,118	7,614	57,952	37,674	6,301	0	0

Units purchased	3,442	3,932	23,988	32,954	29,608	6,386	3,566
Units redeemed	(4,840)	(2,428)	(22,433)	(12,676)	(16,324)	(85)	(55)

Ending units	7,720	9,118	59,507	57,952	19,585	6,301	3,511

(c)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Legg Mason Partners Variable Equity Trust — Class I (note 4)
					Fundamental	Capital and
	All Cap		Total Return		Value	Income	Investors
	Subaccount		Subaccount		Subaccount	Subaccount	Subaccount
	2007	2006(c)	2007	2006(c)	2007	2007	2007	2006(c)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$217	$80	$52	$35	$807	$88	$1,046	$76
Reinvested capital gains	4,491	234	55	34	4,761	1,595	3,480	137
Realized gain (loss)	(2,028)	156	210	1	(71)	(4)	(1,646)	1
Unrealized gain (loss)	(45)	45	(28)	28	(9,849)	(1,657)	(8,459)	31

Net increase (decrease) in contract owners’ equity from operations	2,635	515	289	98	(4,352)	22	(5,579)	245

Equity transactions:
Contract purchase payments	1,536	942	2,179	118	6,990	1,078	20,548	0
Transfers to and from fixed dollar contract and other subaccounts	(10,858)	6,035	(3,850)	1,698	99,252	10,288	114,535	5,943
Withdrawals, surrenders and death benefit payments	0	0	0	0	(176)	0	0	0
Surrender charges (note 2)	0	0	0	0	(295)	0	0	0
Lapse charges (note 2)	(103)	0	0	0	(474)	0	(3,629)	0
Cost of insurance and other administrative fees (note 2)	(514)	(188)	(509)	(23)	(2,495)	(1,378)	(4,130)	(24)

Net equity transactions	(9,939)	6,789	(2,180)	1,793	102,802	9,988	127,324	5,919

Net change in contract owners’ equity	(7,304)	7,304	(1,891)	1,891	98,450	10,010	121,745	6,164
Contract owners’ equity:
Beginning of period	7,304	0	1,891	0	0	0	6,164	0

End of period	$0	$7,304	$0	$1,891	$98,450	$10,010	$127,909	$6,164

Change in units:
Beginning units	674	0	176	0	0	0	560	0

Units purchased	7,435	1,179	836	178	9,392	1,019	14,869	562
Units redeemed	(8,109)	(505)	(1,012)	(2)	(347)	(124)	(4,164)	(2)

Ending units	0	674	0	176	9,045	895	11,265	560

(c)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Franklin Templeton Variable Insurance Product Trust — Class 2
	Franklin Income		Franklin Flex Cap		Templeton Foreign
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount
	2007	2006(c)	2007	2006(c)	2007	2006(c)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$64,294	$3,626	$(163)	$(32)	$11,600	$(1,547)
Reinvested capital gains	14,611	844	0	0	41,548	0
Realized gain (loss)	21,701	427	779	5	59,892	504
Unrealized gain (loss)	(82,151)	77,371	1,378	688	17,231	85,796

Net increase (decrease) in contract owners’ equity from operations	18,455	82,268	1,994	661	130,271	84,753

Equity transactions:
Contract purchase payments	312,802	65,408	14,218	3,829	141,886	40,362
Transfers to and from fixed dollar contract and other subaccounts	1,910,353	938,132	58,660	11,882	117,535	682,540
Withdrawals, surrenders and death benefit payments	(40,663)	(12)	(5,316)	0	(5,979)	(12)
Surrender charges (note 2)	(7,654)	0	(775)	0	(1,995)	0
Lapse charges (note 2)	(11,815)	0	0	0	(2,938)	0
Cost of insurance and other administrative fees (note 2)	(94,810)	(19,238)	(1,777)	(429)	(39,085)	(13,109)

Net equity transactions	2,068,213	984,290	65,010	15,282	209,424	709,781

Net change in contract owners’ equity	2,086,668	1,066,558	67,004	15,943	339,695	794,534
Contract owners’ equity:
Beginning of period	1,066,558	0	15,943	0	794,534	0

End of period	$3,153,226	$1,066,558	$82,947	$15,943	$1,134,229	$794,534

Change in units:
Beginning units	95,562	0	1,582	0	72,904	0

Units purchased	313,008	98,930	7,163	1,626	79,685	76,264
Units redeemed	(134,222)	(3,368)	(1,491)	(44)	(61,769)	(3,360)

Ending units	274,348	95,562	7,254	1,582	90,820	72,904

(c)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Neuberger Berman
	Advisers Management
	Trust Class S
	AMT Regency		Total
	Subaccount		Subaccounts
	2007	2006(c)	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(22)	$0	$414,185	$184,526
Reinvested capital gains	1,249	187	10,045,167	4,536,067
Realized gain (loss)	626	8	10,448,056	4,570,384
Unrealized gain (loss)	(2,488)	336	200,347	20,888,327

Net increase (decrease) in contract owners’ equity from operations	(635)	531	21,107,755	30,179,304

Equity transactions:
Contract purchase payments	7,747	561	33,090,359	35,499,940
Transfers to and from fixed dollar contract and other subaccounts	42,227	8,685	(5,010,285)	(2,797,846)
Withdrawals, surrenders and death benefit payments	0	0	(15,007,938)	(14,538,291)
Surrender charges (note 2)	0	0	(1,814,742)	(1,845,739)
Lapse charges (note 2)	(48)	0	(423,745)	(468,198)
Cost of insurance and other administrative fees (note 2)	(1,661)	(118)	(14,180,383)	(13,935,180)

Net equity transactions	48,265	9,128	(3,346,734)	1,914,686

Net change in contract owners’ equity	47,630	9,659	17,761,021	32,093,990
Contract owners’ equity:
Beginning of period	9,659	0	279,550,486	247,456,496

End of period	$57,289	$9,659	$297,311,507	$279,550,486

Change in units:
Beginning units	945	0	14,263,791	13,863,709

Units purchased	5,913	1,022	5,669,554	5,340,896
Units redeemed	(1,376)	(77)	(5,644,597)	(4,940,814)

Ending units	5,482	945	14,288,748	14,263,791

(c)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Notes to Financial Statements	December 31, 2007

(1)	Basis of Presentation and Summary of Significant Accounting Policies

Ohio National Variable Account R (the “Account”) is a separate account of Ohio National Life Assurance Corporation (“ONLAC”). All obligations arising under variable life insurance policies are general corporate obligations of ONLAC. ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company (“ONLIC”). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small Co., Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Blue Chip, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, and Target Equity/Income

Janus Aspen Series — Institutional Shares:  Large Cap Growth, Worldwide Growth, and Balanced

Wells Fargo Advantage Variable Trust Funds:  Opportunity, Small/Mid Cap Value, and Discovery

Goldman Sachs Variable Insurance Trust:  Growth & Income, Structured U.S. Equity, and Capital Growth

Van Kampen Universal Institutional Funds — Class I:  U.S. Real Estate

Lazard Retirement Series Inc.:  Emerging Markets, Small Cap, U.S. Strategic Equity, and International Equity

Old Mutual Insurance Series Fund:  Technology & Communications

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, and VIP Equity-Income

Janus Aspen Series — Service Shares:  Large Cap Growth, Worldwide Growth, Balanced, and International Growth

J.P. Morgan Series Trust II:  Small Company and Mid Cap Value

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

The Prudential Series Fund Inc.:  Jennison and Jennison 20/20 Focus

UBS Series Trust — Class I:  U.S. Allocation

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, and Global Bond

Calvert Variable Series Inc.:  Social Equity

Dreyfus Variable Investment Fund — Service Class:  Appreciation

Royce Capital Fund:  Small-Cap and Micro-Cap

Van Kampen Universal Institutional Funds — Class II:  Core Plus Fixed Income, U.S. Real Estate, International Growth Equity, and Equity Growth

Legg Mason Partners Variable Equity Trust — Class I:  Fundamental Value, Capital and Income, and Investors

Franklin Templeton Variable Insurance Products Trust — Class 2:  Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

The underlying funds in which the subaccounts invests are diversified open-end management investment companies. The funds investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2007

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2007. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI received fees of approximately $17.7 million and $14.6 million for the periods ended December 31, 2007 and 2006, respectively.

Policy holders may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLAC. The accompanying financial statements include only the policy holders premium payments pertaining to the variable portions of their policies and exclude any premium payments for fixed account benefits. Transfers to (from) the ONLAC fixed portion of annuity contracts from the Account

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds with similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

ONLAC offers deferred variable policies through the Account. The primary distribution for the policies is conducted by an affiliate, although other means of distributions may be utilized.

(2)	Risk & Administrative Expense and Contract Charges

Although variable life payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk under the policies. ONLAC charges the Accounts’ assets for assuming those risks. Such charges will be assessed through the unit value calculation.

At the end of each valuation period, ONLAC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLAC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

Each premium payment is subject to a premium expense charge. The premium expense charge is deducted in proportion to the each policies current premium allocation choices. The premium expense charge have some of the following components: distribution charge for premiums paid, federal tax charge for premiums paid, and or premium payments subject to state premium tax and any other state of local taxes applicable to each policy state premium tax. Total premium expense charges assessed by ONLIC amounted to $1,524,504 and $1,643,155 for the periods ended December 31, 2007 and 2006, respectively.

A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge.

The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred sales charges were $1,253,369 and $1,323,623 for the periods ended December 31, 2007 and 2006, respectively. The contingent deferred insurance underwriting charge varies with the age at issue or increase. The contingent deferred insurance underwriting charges were $561,380 and $522,116 for the periods ended December 31, 2007 and 2006, respectively.

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2007

The table on the following pages illustrates product and contract level charges:

This basic charge is assessed through reduction of daily unit values:

Mortality and Expense Risk Fees
This basic charge is assessed through reduction of daily unit values	0.75%

The following charges are assessed through the redemption of units:

Premium Expense Charge
Deducted from premiums upon receipt.	1.25% to 7.50%

Premium Taxes
Deducted from premiums upon receipt. Variable depending on state of policy issue.	0% to 6%

Surrender Fees
Of stated surrendered amount upon full surrender, partial surrender, or lapse (per $1,000).
Additional fees may be charged if surrender is within the first year of policy.	$13.79 to $60.00

Transfer Fees — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15

Administrative Fees
Upon the partial surrender amount	the lesser of $25 or 2%

Cost of Insurance
Deducted monthly. Determined by age, gender and rate class with the maximums not exceeding charges posted in the 1980 Commissioner’s Standard Ordinary Mortality tables. (per $1,000)	$.00008 to $83.33

Maintenance Fee
Deducted monthly.	$5 to $10

Unit Load
Deducted monthly. Charge is based on the issue age of the younger insured.	$0.033 to $0.050

Death Benefit Guarantee Option
Deducted monthly
Stated amount for 10 year to age 70 guarantee (per $1,000)	$0.01 to $0.03
Stated amount of the guarantee to maturity (per $1,000)	$0.03 to $0.05

The following charges for riders are assessed through the redemption of units:

Term Rider
Deducted monthly. Provides additional death benefit on the life of the policyholder. (per $1,000)	$0.06 to $83.33

Additional Insured Term
Deducted Monthly. Provides additional death benefit on the life of another person. (per $1,000)	$0.05 to $83.33

Spousal Insured Term
Deducted Monthly. Provides additional death benefit on the life of the insured spouse. (per $1,000)	$0.05 to $83.33

Family Term Life Insurance
Deducted monthly. Provides term insurance coverage on all current and future children. Regardless of the number of children. (per $1,000)	$0.44

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2007

Continuation of Coverage Rider
Deducted monthly. Provides for payment of full death benefit past maturity date. (per $1,000)	$0.00 to $0.90

Accidental Death Benefit
Deducted monthly. Provides additional death benefit if insured’s sole cause of death is an accident. (per $1,000)	$0.05 to $0.29

Lifetime Advantage Rider
Upon submission of claim. Allows for up to one half of the death benefit (up to $250,000) to be paid in advance of the death of the insured in the event of terminal illness. Reduction of remaining death benefit of the amount taken under the rider.
up to 10%

Exchange of Life Insured — per exchange
Allows the insured life to be changed	$75

Guaranteed Purchase Option
Deducted monthly. Provides the right to purchase chosen amount of insurance coverage at certain dates without evidence of insurability. (per $1,000)	$0.00 to $0.19

Waiver of Stipulated Premium for Total Disability
Deducted monthly. Credits a stipulated premium to the policy if insured is totally disabled. (per $1,000)	$0.01 to $0.18

Preferred Loan Rider
Deducted monthly. Allows you to take a policy loan after 10 years without large out-of-pocket interest charges. Charge is equal to annual charge of 20% of assets.	20%

Joint Term Life Rider
Deducted monthly. Provides for the purchase of additional second to die term insurance as part or your policy. (per $1,000)	$0.06 to $83.33

Double Coverage Rider
Deducted monthly. Provides for payment of double the death benefit if both the insureds die within the first four policy years. (per $1,000)	$0.06 to $83.33

Single Term Life Rider
Deducted monthly. Allows you to purchase additional term life insurance on one of the insureds. (per $1,000)	$0.05 to $83.33

Family Split Option Rider
Deducted monthly. Enables you to divide the policy into two individual policies in the event of divorce or tax law changes. (per $1,000)	$0.05

Waiver of Premium at First Death
Deducted monthly. Credits a stipulated premium to the policy upon the death of the first insured to die. (per $1,000)	$0.001 to $2.12

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products available through the Account.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLAC under the Internal Revenue Code. Taxes are the responsibility of the policy holder upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLAC does not provide for income taxes within the Account.

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2007

(4)	Fund Mergers & Replacements

Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.

Effective April 27, 2007, the Legg Mason Partners Variable Portfolios I, Inc. had a fund reorganization resulting in the newly created Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio was merged into the Fundamental Value Portfolio, and the Total Return Portfolio was merged into the Capital and Income Portfolio.

(5)	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Account does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2007

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2007	847,938	$41.229882	$34,960,383	0.75%	−6.59%	0.04%
2006	1,000,019	$44.140497	$44,141,329	0.75%	5.87%	0.00%
2005	1,076,945	$41.691234	$44,899,167	0.75%	5.32%	0.00%
2004	1,115,444	$39.586481	$44,156,493	0.75%	11.60%	0.05%
2003	1,104,141	$35.472941	$39,167,124	0.75%	43.27%	0.18%
Money Market Subaccount
2007	415,185	$21.980659	$9,126,043	0.75%	4.17%	4.82%
2006	411,052	$21.101029	$8,673,624	0.75%	3.99%	4.69%
2005	283,780	$20.291481	$5,758,315	0.75%	2.17%	2.90%
2004	298,992	$19.860155	$5,938,037	0.75%	0.26%	0.98%
2003	353,266	$19.809334	$6,997,967	0.75%	−0.01%	0.74%
Bond Subaccount
2007	141,943	$31.116328	$4,416,738	0.75%	2.94%	0.00%
2006	142,932	$30.227307	$4,320,455	0.75%	3.67%	3.69%
2005	140,106	$29.158375	$4,085,264	0.75%	−0.33%	3.52%
2004	140,403	$29.254168	$4,107,370	0.75%	5.10%	0.00%
2003	140,154	$27.835240	$3,901,225	0.75%	9.64%	5.51%
Omni Subaccount
2007	272,437	$29.959822	$8,162,167	0.75%	6.19%	1.72%
2006	290,922	$28.213880	$8,208,026	0.75%	12.47%	1.32%
2005	304,917	$25.084590	$7,648,711	0.75%	8.67%	1.27%
2004	319,625	$23.082652	$7,377,798	0.75%	6.32%	1.40%
2003	326,920	$21.711194	$7,097,831	0.75%	25.26%	1.79%
International Subaccount
2007	602,612	$25.645791	$15,454,449	0.75%	8.63%	0.00%
2006	642,549	$23.609184	$15,170,068	0.75%	18.34%	0.15%
2005	689,303	$19.950101	$13,751,671	0.75%	8.59%	0.05%
2004	717,207	$18.372753	$13,177,060	0.75%	12.13%	0.00%
2003	743,455	$16.385097	$12,181,577	0.75%	31.61%	0.45%
Capital Appreciation Subaccount
2007	401,840	$36.079538	$14,498,213	0.75%	3.05%	0.43%
2006	437,234	$35.012808	$15,308,791	0.75%	15.51%	0.45%
2005	474,815	$30.311926	$14,392,556	0.75%	4.49%	0.52%
2004	512,253	$29.010746	$14,860,835	0.75%	11.66%	0.39%
2003	530,787	$25.981078	$13,790,419	0.75%	30.55%	0.26%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****
Ohio National Fund, Inc.: (continued)
Millennium Subaccount
2007	418,645	$36.473805	$15,269,582	0.75%	25.09%	0.00%
2006	466,193	$29.159150	$13,593,793	0.75%	6.58%	0.00%
2005	522,833	$27.358941	$14,304,152	0.75%	−0.74%	0.00%
2004	577,630	$27.563471	$15,921,500	0.75%	10.10%	0.00%
2003	615,441	$25.034018	$15,406,962	0.75%	36.64%	0.00%
International Small Co. Subaccount
2007	240,033	$39.935170	$9,585,745	0.75%	16.60%	0.00%
2006	225,594	$34.250186	$7,726,638	0.75%	25.41%	0.12%
2005	246,867	$27.310581	$6,742,084	0.75%	28.04%	0.51%
2004	227,029	$21.329995	$4,842,536	0.75%	19.97%	1.06%
2003	232,660	$17.779440	$4,136,571	0.75%	52.77%	0.22%
Aggressive Growth Subaccount
2007	381,261	$11.853275	$4,519,193	0.75%	28.58%	0.00%
2006	381,297	$9.218400	$3,514,952	0.75%	4.99%	0.00%
2005	400,343	$8.780066	$3,515,038	0.75%	12.44%	0.02%
2004	418,847	$7.808681	$3,270,643	0.75%	8.14%	0.00%
2003	417,152	$7.220579	$3,012,081	0.75%	30.51%	0.00%
Small Cap Growth Subaccount
2007	187,009	$17.621851	$3,295,438	0.75%	13.77%	0.00%
2006	205,795	$15.489373	$3,187,636	0.75%	24.67%	0.00%
2005	234,344	$12.424239	$2,911,548	0.75%	5.69%	0.00%
2004	246,276	$11.755440	$2,895,083	0.75%	10.61%	0.00%
2003	255,980	$10.627603	$2,720,454	0.75%	44.27%	0.00%
Mid Cap Opportunity Subaccount
2007	463,540	$30.644334	$14,204,874	0.75%	16.98%	0.00%
2006	510,454	$26.196013	$13,371,867	0.75%	8.84%	0.00%
2005	590,403	$24.069390	$14,210,645	0.75%	9.17%	0.00%
2004	657,075	$22.048624	$14,487,599	0.75%	12.71%	0.00%
2003	690,056	$19.562124	$13,498,964	0.75%	45.25%	0.04%
S&P 500 Index Subaccount
2007	1,211,367	$21.425862	$25,954,580	0.75%	4.28%	1.33%
2006	1,243,985	$20.547287	$25,560,523	0.75%	14.44%	1.10%
2005	1,389,817	$17.954296	$24,953,182	0.75%	3.69%	1.02%
2004	1,435,557	$17.315314	$24,857,125	0.75%	9.48%	1.15%
2003	1,429,233	$15.816000	$22,604,745	0.75%	26.89%	1.22%
Blue Chip Subaccount
2007	147,030	$11.748720	$1,727,409	0.75%	−9.42%	1.16%
2006	136,592	$12.970346	$1,771,643	0.75%	15.49%	1.00%
2005	135,446	$11.231078	$1,521,209	0.75%	3.96%	1.01%
2004	131,968	$10.803433	$1,425,703	0.75%	8.78%	1.36%
2003	131,115	$9.931007	$1,302,108	0.75%	25.64%	1.43%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount
2007	227,025	$15.575739	$3,536,084	0.75%	2.75%	0.00%
2006	174,743	$15.158162	$2,648,785	0.75%	9.31%	0.00%
2005	149,366	$13.866829	$2,071,229	0.75%	2.23%	5.52%
2004	109,023	$13.564645	$1,478,859	0.75%	9.84%	0.37%
2003	80,651	$12.348929	$995,958	0.75%	21.87%	7.84%
Capital Growth Subaccount
2007	237,918	$11.262988	$2,679,667	0.75%	10.40%	0.00%
2006	247,690	$10.202054	$2,526,944	0.75%	19.23%	0.00%
2005	266,131	$8.556401	$2,277,123	0.75%	1.86%	0.00%
2004	270,898	$8.400468	$2,275,671	0.75%	18.81%	0.00%
2003	274,649	$7.070243	$1,941,834	0.75%	39.06%	0.00%
Nasdaq-100 Index Subaccount
2007	202,653	$6.061811	$1,228,442	0.75%	17.70%	0.00%
2006	188,169	$5.150352	$969,139	0.75%	5.81%	0.00%
2005	201,827	$4.867444	$982,382	0.75%	0.68%	0.00%
2004	191,727	$4.834448	$926,893	0.75%	9.18%	0.00%
2003	212,661	$4.427988	$941,659	0.75%	46.76%	0.00%
Bristol Subaccount
2007	52,796	$15.311293	$808,375	0.75%	6.95%	0.60%
2006	41,940	$14.316637	$600,446	0.75%	15.56%	0.40%
2005	33,723	$12.389330	$417,800	0.75%	11.20%	0.00%
2004	18,117	$11.141823	$201,858	0.75%	7.81%	1.49%
2003	8,607	$10.334381	$88,949	0.75%	31.47%	0.51%
Bryton Growth Subaccount
2007	38,956	$12.864389	$501,146	0.75%	9.07%	0.00%
2006	35,943	$11.794579	$423,935	0.75%	15.87%	0.00%
2005	34,242	$10.178901	$348,548	0.75%	3.53%	0.02%
2004	28,613	$9.831775	$281,321	0.75%	6.70%	0.00%
2003	19,708	$9.214372	$181,597	0.75%	34.60%	0.00%
U.S. Equity Subaccount
2007	2,228	$10.806436	$24,080	0.75%	12.32%	0.58%
2006	400	$9.620840	$3,844	0.75%	−3.79%	1.24%	5/1/06
Balanced Subaccount
2007	16,409	$11.326685	$185,861	0.75%	11.46%	0.00%
2006	6,076	$10.162168	$61,745	0.75%	1.62%	5.91%	5/1/06
Income Opportunity Subaccount
2007	1,729	$10.829917	$18,720	0.75%	7.52%	0.00%
2006	657	$10.072875	$6,618	0.75%	0.73%	0.00%	5/1/06
Target VIP Subaccount
2007	12,623	$11.418364	$144,135	0.75%	8.91%	2.11%
2006	86	$10.483811	$899	0.75%	4.84%	0.08%	5/1/06
Target Equity/Income Subaccount
2007	55,535	$11.451281	$635,942	0.75%	9.59%	1.43%
2006	40,890	$10.449033	$427,258	0.75%	4.49%	1.27%	5/1/06

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount
2007	699,603	$10.527793	$7,365,279	0.75%	14.23%	0.72%
2006	748,764	$9.216269	$6,900,815	0.75%	10.55%	0.49%
2005	798,848	$8.336624	$6,659,694	0.75%	3.51%	0.34%
2004	835,071	$8.053696	$6,725,404	0.75%	3.74%	0.15%
2003	897,138	$7.763542	$6,964,970	0.75%	30.75%	0.10%
Worldwide Growth Subaccount
2007	340,404	$12.315008	$4,192,076	0.75%	8.81%	0.75%
2006	363,675	$11.318209	$4,116,150	0.75%	17.33%	1.78%
2005	394,041	$9.646792	$3,801,236	0.75%	5.08%	1.37%
2004	456,543	$9.180474	$4,191,284	0.75%	4.00%	0.99%
2003	519,631	$8.827598	$4,587,094	0.75%	23.07%	1.11%
Balanced Subaccount
2007	274,106	$14.811001	$4,059,790	0.75%	9.71%	2.54%
2006	294,728	$13.500310	$3,978,921	0.75%	9.90%	2.14%
2005	321,036	$12.284544	$3,943,786	0.75%	7.15%	2.27%
2004	338,523	$11.464965	$3,881,149	0.75%	7.72%	2.27%
2003	354,790	$10.643572	$3,776,235	0.75%	13.20%	2.21%
Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2007	38,728	$16.518171	$639,716	0.75%	5.83%	0.45%
2006	107,630	$15.608061	$1,679,900	0.75%	11.39%	0.00%
2005	113,698	$14.012614	$1,593,212	0.75%	7.08%	0.00%
2004	132,025	$13.085651	$1,727,637	0.75%	17.34%	0.00%
2003	158,569	$11.152086	$1,768,379	0.75%	35.99%	0.08%
Small/Mid Cap Value Subaccount
2007	10,837	$18.086719	$196,000	0.75%	−1.46%	0.02%
2006	22,711	$18.354922	$416,859	0.75%	14.86%	0.00%
2005	24,589	$15.979789	$392,921	0.75%	15.64%	0.37%
2004	24,011	$13.818954	$331,802	0.75%	15.89%	0.00%
2003	31,274	$11.923738	$372,905	0.75%	37.37%	0.11%
Discovery Subaccount
2007	86,209	$11.017892	$949,837	0.75%	21.41%	0.00%
2006	242,075	$9.075051	$2,196,839	0.75%	13.79%	0.00%
2005	271,913	$7.975050	$2,168,523	0.75%	15.20%	0.00%	4/8/05
Strong Variable Insurance Funds, Inc. (note 4):
Mid Cap Growth II Subaccount
2004	286,088	$7.330807	$2,097,254	0.75%	18.27%	0.00%
2003	317,008	$6.198555	$1,964,993	0.75%	33.22%	0.00%
Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount
2007	249,808	$13.213813	$3,300,916	0.75%	0.73%	1.79%
2006	212,181	$13.117476	$2,783,277	0.75%	21.72%	1.93%
2005	189,865	$10.776721	$2,046,122	0.75%	3.16%	1.77%
2004	157,667	$10.446877	$1,647,124	0.75%	17.91%	1.86%
2003	124,784	$8.859945	$1,105,580	0.75%	23.44%	1.49%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Goldman Sachs Variable Insurance Trust: (continued)
Structured U.S. Equity Subaccount
2007	44,836	$11.267046	$505,172	0.75%	−2.36%	1.04%
2006	50,696	$11.539835	$585,021	0.75%	12.05%	1.13%
2005	48,607	$10.298596	$500,588	0.75%	5.72%	0.79%
2004	42,485	$9.741352	$413,858	0.75%	14.08%	1.33%
2003	31,071	$8.538810	$265,308	0.75%	28.51%	0.75%
Capital Growth Subaccount
2007	59,242	$10.424973	$617,592	0.75%	9.31%	0.19%
2006	54,708	$9.537310	$521,764	0.75%	7.75%	0.13%
2005	56,207	$8.851025	$497,491	0.75%	2.18%	0.16%
2004	51,544	$8.662395	$446,495	0.75%	8.27%	0.76%
2003	48,744	$8.000482	$389,972	0.75%	22.82%	0.28%
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount
2007	70,823	$33.858555	$2,397,961	0.75%	−17.69%	1.16%
2006	79,945	$41.136253	$3,288,622	0.75%	37.02%	1.12%
2005	66,872	$30.021844	$2,007,618	0.75%	16.18%	1.15%
2004	55,907	$25.840150	$1,444,635	0.75%	35.38%	1.55%
2003	30,017	$19.087498	$572,957	0.75%	36.49%	0.00%
Lazard Retirement Series, Inc.:
Emerging Markets Subaccount
2007	273,348	$38.625056	$10,558,072	0.75%	32.31%	1.26%
2006	227,847	$29.193527	$6,651,644	0.75%	28.98%	0.50%
2005	201,521	$22.633816	$4,561,184	0.75%	39.73%	0.32%
2004	155,868	$16.198029	$2,524,762	0.75%	29.61%	0.67%
2003	122,395	$12.497189	$1,529,594	0.75%	51.80%	0.06%
Small Cap Subaccount
2007	171,272	$20.734133	$3,551,180	0.75%	−7.89%	0.00%
2006	197,550	$22.511068	$4,447,067	0.75%	15.21%	0.00%
2005	232,072	$19.539765	$4,534,626	0.75%	3.22%	0.00%
2004	215,959	$18.929703	$4,088,038	0.75%	14.03%	0.00%
2003	228,798	$16.600558	$3,798,176	0.75%	36.20%	0.00%
U.S. Strategic Equity Subaccount
2007	412	$11.002698	$4,529	0.75%	−1.70%	0.53%
2006	888	$11.192539	$9,937	0.75%	11.93%	0.01%	5/1/06
International Equity Subaccount
2007	45,305	$11.740705	$531,917	0.75%	9.96%	2.60%
2006	36,809	$10.677645	$393,030	0.75%	6.78%	1.80%	5/1/06
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount
2007	25,225	$2.681780	$67,648	0.75%	32.34%	0.00%
2006	104,927	$2.026483	$212,633	0.75%	3.93%	0.00%
2005	104,666	$1.949881	$204,086	0.75%	9.10%	0.00%
2004	108,826	$1.787272	$194,503	0.75%	5.63%	0.00%
2003	109,516	$1.692039	$185,305	0.75%	44.25%	0.00%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2007	578,587	$22.863783	$13,228,686	0.75%	14.48%	0.49%
2006	551,507	$19.972698	$11,015,079	0.75%	11.57%	0.17%
2005	527,304	$17.901727	$9,439,649	0.75%	17.14%	0.00%
2004	430,075	$15.282343	$6,572,554	0.75%	23.73%	0.00%
2003	281,491	$12.351746	$3,476,901	0.75%	37.22%	0.22%
VIP Contrafund Subaccount
2007	851,747	$16.499363	$14,053,288	0.75%	16.42%	0.81%
2006	704,448	$14.171671	$9,983,203	0.75%	10.60%	1.00%
2005	491,007	$12.812915	$6,291,228	0.75%	15.78%	0.11%
2004	346,354	$11.066510	$3,832,933	0.75%	14.30%	0.18%
2003	208,277	$9.682016	$2,016,537	0.75%	27.24%	0.25%
VIP Growth Subaccount
2007	279,629	$9.668601	$2,703,619	0.75%	25.71%	0.36%
2006	226,778	$7.691086	$1,744,171	0.75%	5.78%	0.16%
2005	223,201	$7.270740	$1,622,834	0.75%	4.72%	0.25%
2004	195,135	$6.943076	$1,354,834	0.75%	2.35%	0.12%
2003	130,832	$6.783468	$887,494	0.75%	31.56%	0.10%
VIP Equity-Income Subaccount
2007	141,165	$15.451842	$2,181,253	0.75%	0.51%	1.61%
2006	133,194	$15.372733	$2,047,562	0.75%	19.04%	3.35%
2005	119,231	$12.914083	$1,539,756	0.75%	4.79%	1.24%
2004	85,443	$12.324168	$1,053,017	0.75%	10.40%	0.37%
2003	1,468	$11.162872	$16,383	0.75%	11.63%	0.00%	10/1/03
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount
2007	267,756	$8.429019	$2,256,924	0.75%	13.94%	0.58%
2006	281,443	$7.397912	$2,082,089	0.75%	10.31%	0.29%
2005	271,566	$6.706614	$1,821,290	0.75%	3.24%	0.13%
2004	272,210	$6.496077	$1,768,298	0.75%	3.42%	0.00%
2003	261,637	$6.281021	$1,643,344	0.75%	30.51%	0.00%
Worldwide Growth Subaccount
2007	300,733	$8.781895	$2,641,008	0.75%	8.54%	0.56%
2006	309,902	$8.090561	$2,507,284	0.75%	17.06%	1.65%
2005	313,310	$6.911422	$2,165,419	0.75%	4.78%	1.21%
2004	329,032	$6.595879	$2,170,252	0.75%	3.75%	0.94%
2003	309,465	$6.357622	$1,967,460	0.75%	22.76%	0.87%
Balanced Subaccount
2007	306,018	$13.566170	$4,151,493	0.75%	9.46%	2.25%
2006	327,176	$12.393499	$4,054,852	0.75%	9.60%	1.97%
2005	319,554	$11.308434	$3,613,653	0.75%	6.86%	2.09%
2004	321,668	$10.582332	$3,403,995	0.75%	7.48%	2.31%
2003	315,006	$9.845411	$3,101,364	0.75%	12.88%	1.87%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****
Janus Aspen Series — Service Shares: (continued)
International Growth Subaccount
2007	209,287	$36.340427	$7,605,572	0.75%	27.06%	0.48%
2006	127,199	$28.600821	$3,637,989	0.75%	45.54%	2.05%
2005	54,451	$19.651388	$1,070,037	0.75%	30.96%	1.27%
2004	19,533	$15.005571	$293,109	0.75%	17.80%	1.02%
2003	3,484	$12.738082	$44,381	0.75%	33.53%	0.99%
J.P. Morgan Series Trust II:
Small Company Subaccount
2007	32,756	$16.262330	$532,693	0.75%	−6.38%	0.01%
2006	32,170	$17.369693	$558,791	0.75%	14.15%	0.00%
2005	30,021	$15.216217	$456,799	0.75%	2.65%	0.00%
2004	27,823	$14.823647	$412,444	0.75%	26.22%	0.00%
2003	6,715	$11.744213	$78,865	0.75%	34.97%	0.00%
Mid Cap Value Subaccount
2007	217,622	$21.688174	$4,719,821	0.75%	1.69%	0.85%
2006	181,304	$21.328413	$3,866,931	0.75%	15.97%	0.59%
2005	170,276	$18.390898	$3,131,530	0.75%	8.40%	0.18%
2004	111,349	$16.965568	$1,889,093	0.75%	20.16%	0.25%
2003	62,767	$14.119621	$886,253	0.75%	28.66%	0.16%
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2007	21,037	$12.955967	$272,553	0.75%	1.49%	0.00%
2006	13,265	$12.766297	$169,341	0.75%	12.09%	0.00%
2005	11,511	$11.389123	$131,099	0.75%	4.25%	0.00%
2004	11,528	$10.924674	$125,941	0.75%	5.42%	0.00%
2003	9,200	$10.363340	$95,345	0.75%	32.44%	0.00%
Investors Growth Stock Subaccount
2007	20,555	$12.292063	$252,669	0.75%	10.19%	0.08%
2006	21,217	$11.154950	$236,671	0.75%	6.51%	0.00%
2005	24,626	$10.473357	$257,913	0.75%	3.45%	0.14%
2004	21,020	$10.123793	$212,807	0.75%	8.17%	0.00%
2003	9,471	$9.359017	$88,638	0.75%	21.69%	0.00%
Mid Cap Growth Subaccount
2007	45,554	$10.818153	$492,813	0.75%	8.69%	0.00%
2006	45,398	$9.953234	$451,853	0.75%	1.54%	0.00%
2005	38,984	$9.802503	$382,143	0.75%	2.09%	0.00%
2004	28,148	$9.601466	$270,264	0.75%	13.53%	0.00%
2003	13,799	$8.457559	$116,710	0.75%	35.59%	0.00%
Total Return Subaccount
2007	286,309	$14.241098	$4,077,357	0.75%	3.16%	2.43%
2006	319,766	$13.805194	$4,414,431	0.75%	10.79%	2.30%
2005	345,393	$12.460142	$4,303,647	0.75%	1.84%	1.75%
2004	292,490	$12.235474	$3,578,753	0.75%	10.20%	1.46%
2003	187,961	$11.103088	$2,086,953	0.75%	15.14%	1.31%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
The Prudential Series Fund, Inc:
Jennison Subaccount
2007	7,943	$16.901915	$134,255	0.75%	10.72%	0.00%
2006	8,606	$15.265420	$131,368	0.75%	0.61%	0.00%
2005	6,157	$15.172293	$93,423	0.75%	13.18%	0.00%
2004	5,796	$13.405738	$77,699	0.75%	8.40%	0.05%
2003	3,117	$12.366554	$38,545	0.75%	28.64%	0.00%
Jennison 20/20 Focus Subaccount
2007	175,254	$21.808156	$3,821,975	0.75%	9.29%	0.14%
2006	95,474	$19.953505	$1,905,041	0.75%	12.77%	0.00%
2005	21,576	$17.694532	$381,776	0.75%	20.36%	0.00%
2004	4,848	$14.701350	$71,278	0.75%	14.52%	0.00%
2003	901	$12.837748	$11,562	0.75%	27.84%	0.00%
UBS Series Trust — Class I:
U.S. Allocation Subaccount
2007	1,120	$16.261224	$18,211	0.75%	1.14%	4.53%
2006	6,280	$16.078366	$100,975	0.75%	10.17%	2.39%
2005	6,166	$14.594031	$89,985	0.75%	5.81%	1.13%
2004	5,142	$13.792909	$70,922	0.75%	9.55%	0.57%
2003	3,007	$12.590041	$37,863	0.75%	26.42%	0.49%
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2007	206,763	$13.894153	$2,872,801	0.75%	9.84%	4.66%
2006	240,827	$12.649400	$3,046,321	0.75%	−0.03%	4.29%
2005	170,278	$12.653512	$2,154,612	0.75%	1.34%	2.84%
2004	120,877	$12.486194	$1,509,295	0.75%	8.11%	1.02%
2003	78,296	$11.549961	$904,315	0.75%	8.04%	2.74%
Total Return Subaccount
2007	307,415	$12.831551	$3,944,612	0.75%	7.95%	4.80%
2006	279,534	$11.886822	$3,322,768	0.75%	3.08%	4.43%
2005	232,181	$11.531564	$2,677,411	0.75%	1.69%	3.45%
2004	191,988	$11.339607	$2,177,073	0.75%	4.11%	1.89%
2003	163,180	$10.892084	$1,777,366	0.75%	4.26%	2.69%
Global Bond Subaccount
2007	91,503	$14.001232	$1,281,153	0.75%	8.93%	3.28%
2006	88,566	$12.853943	$1,138,426	0.75%	3.87%	3.32%
2005	61,365	$12.374657	$759,376	0.75%	−7.32%	2.55%
2004	43,172	$13.351423	$576,405	0.75%	9.78%	1.86%
2003	24,598	$12.162240	$299,166	0.75%	13.59%	2.10%
Calvert Variable Series, Inc.:
Social Equity Subaccount
2007	37,508	$9.024517	$338,488	0.75%	9.17%	0.00%
2006	39,132	$8.266736	$323,493	0.75%	9.24%	0.00%
2005	43,171	$7.567533	$326,699	0.75%	3.77%	0.06%
2004	42,268	$7.292769	$308,249	0.75%	6.36%	0.08%
2003	38,706	$6.856813	$265,397	0.75%	17.23%	0.02%	5/2/03

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Dreyfus Variable Investment Fund — Service Class:
Appreciation Subaccount
2007	24,430	$15.439456	$377,188	0.75%	6.05%	1.12%
2006	21,239	$14.558329	$309,211	0.75%	15.34%	1.20%
2005	17,191	$12.621575	$216,978	0.75%	3.34%	0.00%
2004	14,185	$12.213093	$173,249	0.75%	4.01%	1.51%
2003	11,917	$11.741767	$139,925	0.75%	17.42%	3.21%	5/1/03
Royce Capital Fund:
Small-Cap Subaccount
2007	257,632	$20.868077	$5,376,279	0.75%	−2.87%	0.05%
2006	235,912	$21.484495	$5,068,441	0.75%	14.71%	0.07%
2005	208,516	$18.729410	$3,905,374	0.75%	7.75%	0.00%
2004	164,379	$17.381640	$2,857,176	0.75%	24.02%	0.00%
2003	52,318	$14.015231	$733,251	0.75%	40.15%	0.00%	5/1/03
Micro-Cap Subaccount
2007	162,123	$22.890903	$3,711,138	0.75%	3.20%	1.48%
2006	151,334	$22.181173	$3,356,768	0.75%	20.17%	0.20%
2005	112,242	$18.457897	$2,071,756	0.75%	10.78%	0.60%
2004	105,354	$16.661540	$1,755,352	0.75%	13.00%	0.00%
2003	37,266	$14.745218	$549,502	0.75%	47.45%	0.00%	5/1/03
Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2007	7,720	$13.221095	$102,065	0.75%	4.43%	3.35%
2006	9,118	$12.660152	$115,436	0.75%	2.79%	4.41%
2005	7,614	$12.316267	$93,781	0.75%	3.16%	3.47%
2004	3,346	$11.938729	$39,942	0.75%	3.30%	3.85%
2003	2,452	$11.557769	$28,336	0.75%	15.58%	0.04%	5/2/03
U.S. Real Estate Subaccount
2007	59,507	$22.533124	$1,340,868	0.75%	−17.89%	1.00%
2006	57,952	$27.443248	$1,590,379	0.75%	36.65%	1.02%
2005	37,674	$20.083444	$756,617	0.75%	15.88%	1.14%
2004	19,904	$17.330581	$344,946	0.75%	35.06%	1.06%
2003	2,463	$12.832128	$31,600	0.75%	28.32%	0.00%	5/1/03
International Growth Equity Subaccount
2007	19,585	$12.261569	$240,140	0.75%	13.41%	0.17%
2006	6,301	$10.812057	$68,122	0.75%	8.12%	0.65%	5/1/06
Equity Growth Subaccount
2007	3,511	$12.410694	$43,574	0.75%	20.75%	0.00%
Legg Mason Partners Variable Equity Trust — Class I (note 4):
Fundamental Value Subaccount
2007	9,045	$10.883988	$98,450	0.75%	−4.52%	1.97%	4/27/07
Capital and Income Subaccount
2007	895	$11.184219	$10,010	0.75%	0.63%	2.10%	4/27/07

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Legg Mason Partners Variable Equity Trust — Class I (note 4): (continued)
Investors Subaccount
2007	11,265	$11.354109	$127,909	0.75%	3.12%	1.82%
2006	560	$11.010227	$6,164	0.75%	10.10%	7.57%	5/1/06
All Cap Subaccount
2006	674	$10.834808	$7,304	0.75%	8.35%	6.40%	5/1/06
Total Return Subaccount
2006	176	$10.773156	$1,891	0.75%	7.73%	7.99%	5/1/06
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2007	274,348	$11.493525	$3,153,226	0.75%	2.98%	3.45%
2006	95,562	$11.160909	$1,066,558	0.75%	11.61%	1.56%	5/1/06
Franklin Flex Cap Growth Securities Subaccount
2007	7,254	$11.435374	$82,947	0.75%	13.47%	0.10%
2006	1,582	$10.078176	$15,943	0.75%	0.78%	0.00%	5/1/06
Templeton Foreign Securities Subaccount
2007	90,820	$12.488739	$1,134,229	0.75%	14.59%	1.88%
2006	72,904	$10.898338	$794,534	0.75%	8.98%	0.10%	5/1/06
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2007	5,482	$10.451237	$57,289	0.75%	2.28%	0.61%
2006	945	$10.218012	$9,659	0.75%	2.18%	0.68%	5/1/06

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to policy holder accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

Ohio National Variable Account R

 Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Assurance Corporation
 and Contract Owners of Ohio National Variable Account R:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account R (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, OH
February 18, 2008

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Ohio National Variable Account R
Post Office Box 371
Cincinnati, Ohio 45201

Form 1324 Rev. 2-08